UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-01880

The Income Fund of America

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2022

Hong T. Le

The Income Fund of America

6455 Irvine Center Drive

Irvine, California 92620

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Income Fund of America® Semi-annual report for the six months ended January 31, 2022

Seeking current
income through
a flexible mix of
stocks and bonds

The Income Fund of America seeks current income while secondarily striving for capital growth.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2021 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	17.64%	9.73%	9.64%
Class A shares (reflecting 5.75% maximum sales charge)	10.61	8.24	8.79

For other share class results visit capitalgroup.com and americanfundsretirement.com

The total annual fund operating expense ratios are 0.35% for Class F-2 shares and 0.56% for Class A shares as of the prospectus dated October 1, 2021.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield as of February 28, 2022, was 2.80% for Class F-2 shares and 2.44% for Class A shares, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The fund’s 12-month distribution rates for Class F-2 shares and Class A shares as of that date were 3.03% and 2.67%, respectively. The Class A share results reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for The Income Fund of America for the periods ended January 31, 2022, are shown in the table below, as well as results of the fund’s new primary benchmark, the blended 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index, and its secondary benchmarks, Standard & Poor’s 500 Composite Index and Bloomberg U.S. Aggregate Index.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/amefx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	The portfolio at a glance

3	Investment portfolio

45	Financial statements

49	Notes to financial statements

62	Financial highlights

Results at a glance

For periods ended January 31, 2022, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since Class A inception on 12/1/73)[1]

The Income Fund of America (Class F-2 shares)	4.00%	16.23%	9.15%	9.28%	11.00%
The Income Fund of America (Class A shares)	3.85	15.99	8.95	9.08	10.82
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index[2]	1.19	13.60	12.12	11.00	10.17
Standard & Poor’s 500 Composite Index[3]	3.44	23.29	16.78	15.43	11.49
Bloomberg U.S. Aggregate Index[4]	–3.17	–2.97	3.08	2.59	6.98

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Date Capital Research and Management Company became the fund’s investment adviser.
[2]	The 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index blends the S&P 500 Index with the Bloomberg U.S. Aggregate Index by weighting their total returns at 65% and 35%, respectively. Results assume the blend is rebalanced monthly.
[3]	Source: S&P Dow Jones Indices LLC.
[4]	Source: Bloomberg Index Services Limited. From December 1, 1973, through December 31, 1975, the Bloomberg U.S. Government/Credit Index was used because the Bloomberg U.S. Aggregate Index did not yet exist.

The Income Fund of America	1

The portfolio at a glance

January 31, 2022
Investment mix by security type
Percent of net assets

Five largest sectors in common stock holdings	Percent of net assets
Financials	14.28%
Consumer staples	10.46
Information technology	8.05
Health care	7.74
Real estate	6.15

Ten largest common stock holdings	Percent of net assets
Philip Morris International	2.52%
Broadcom	2.52
Pfizer	2.38
Microsoft	1.94
Taiwan Semiconductor Manufacturing	1.88
JPMorgan Chase	1.68
CME Group	1.67
Lockheed Martin	1.44
Crown Castle International	1.27
General Mills	1.20

Country diversification by domicile	Percent of net assets
United States	71.23%
Eurozone*	5.75
United Kingdom	5.47
Canada	5.06
Taiwan	2.17
Switzerland	1.50
Other countries	4.18
Short-term securities & other assets less liabilities	4.64
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

July 31, 2021
Investment mix by security type
Percent of net assets

Five largest sectors in common stock holdings	Percent of net assets
Financials	13.25%
Consumer staples	10.01
Health care	7.71
Information technology	7.51
Real estate	6.70

Ten largest common stock holdings	Percent of net assets
JPMorgan Chase	2.55%
Philip Morris International	2.51
Broadcom	2.22
Pfizer	1.92
Microsoft	1.91
Taiwan Semiconductor Manufacturing	1.76
CME Group	1.57
Crown Castle International	1.49
Altria	1.35
Gilead Sciences	1.33

Country diversification by domicile	Percent of net assets
United States	70.90%
Eurozone†	5.97
United Kingdom	5.34
Canada	4.21
Taiwan	1.96
Switzerland	1.88
Japan	1.22
Other countries	3.88
Short-term securities & other assets less liabilities	4.64
†	Countries using the euro as a common currency; those represented in the fund’s portfolio are Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

2	The Income Fund of America

Investment portfolio January 31, 2022	unaudited

Common stocks 72.71%	Shares	Value (000)
Financials 14.28%
JPMorgan Chase & Co.	14,561,065	$2,163,774
CME Group, Inc., Class A	9,373,078	2,151,121
PNC Financial Services Group, Inc.	6,467,730	1,332,288
Bank of Nova Scotia (CAD denominated)	10,157,300	731,623
Toronto-Dominion Bank (CAD denominated)	9,054,618	725,210
Zurich Insurance Group AG1	1,389,785	663,633
Synchrony Financial	14,748,551	628,141
Fifth Third Bancorp	13,455,000	600,497
Blackstone, Inc., nonvoting shares	4,196,000	553,746
DBS Group Holdings, Ltd.[1]	20,294,044	531,631
BlackRock, Inc.	615,300	506,355
Citigroup, Inc.	7,218,500	470,069
Manulife Financial Corp.	21,175,000	440,941
Apollo Asset Management, Inc.	5,897,779	412,844
Ares Management Corp., Class A	5,143,000	410,000
Citizens Financial Group, Inc.	6,987,655	359,655
Progressive Corp.	3,299,105	358,481
Power Corporation of Canada, subordinate voting shares	10,566,953	339,665
Canadian Imperial Bank of Commerce[2]	2,463,500	309,345
Münchener Rückversicherungs-Gesellschaft AG1	937,700	294,096
B3 SA-Brasil, Bolsa, Balcao	105,348,000	290,049
ING Groep NV1	19,636,000	289,877
Principal Financial Group, Inc.	3,960,400	289,347
AXA SA1	8,844,000	279,919
Regions Financial Corp.	10,069,900	231,003
KBC Groep NV1	2,448,726	212,560
Skandinaviska Enskilda Banken AB, Class A1	16,417,000	211,654
Legal & General Group PLC[1]	51,001,300	198,970
American International Group, Inc.	3,353,000	193,636
KeyCorp	7,620,000	190,957
DNB Bank ASA[1]	7,313,748	173,964
M&T Bank Corp.[2]	1,015,200	171,955
BNP Paribas SA1	2,300,000	164,364
Franklin Resources, Inc.	4,753,503	151,969
Ping An Insurance (Group) Company of China, Ltd., Class H1	17,084,500	133,894
Morgan Stanley	1,304,625	133,776
Carlyle Group, Inc.	2,617,000	133,598
Tryg A/S1	5,655,528	133,506
Sberbank of Russia PJSC (ADR)[1]	9,250,119	130,005
Truist Financial Corp.	1,941,000	121,934
Postal Savings Bank of China Co., Ltd., Class H1	103,662,000	86,190
St. James’s Place PLC[1]	3,863,000	79,670
National Bank of Canada	920,000	73,606
Swedbank AB, Class A1	3,705,153	72,530
China Pacific Insurance (Group) Co., Ltd., Class H1	22,885,000	69,533
Janus Henderson Group PLC	1,623,200	59,896
Qualitas Controladora, SAB de CV2,3	10,711,900	57,864
Islandsbanki hf.[1,2]	49,182,722	47,493
BB Seguridade Participações SA	3,300,000	14,380
Jonah Energy Parent LLC[1,2,4]	275,936	11,813
Brookfield Asset Management, Inc., Class A	207,530	11,435
ICICI Securities, Ltd.[1]	1,073,708	10,407
		18,414,869

Consumer staples 10.46%
Philip Morris International, Inc.	31,598,933	3,249,951
General Mills, Inc.	22,479,017	1,543,859
Altria Group, Inc.	28,790,000	1,464,835
PepsiCo, Inc.	7,273,900	1,262,167
Procter & Gamble Company	5,857,989	939,914
British American Tobacco PLC[1]	18,282,000	778,097
Kraft Heinz Company	20,872,607	747,239
Coca-Cola Company	12,187,890	743,583
Kimberly-Clark Corp.	5,010,060	689,635
Nestlé SA1	4,237,617	545,941

The Income Fund of America	3

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Archer Daniels Midland Company	5,591,200	$419,340
Kellogg Co.	6,059,000	381,717
Walgreens Boots Alliance, Inc.	5,500,000	273,680
Conagra Brands, Inc.	5,730,100	199,178
Bunge, Ltd.	1,674,000	165,492
Scandinavian Tobacco Group A/S1	2,636,362	56,826
Viva Wine Group AB1,2,3	4,081,633	24,819
		13,486,273

Information technology 8.05%
Broadcom, Inc.	5,541,771	3,246,813
Microsoft Corp.	8,036,100	2,499,066
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	97,926,500	2,230,078
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,543,000	189,218
Texas Instruments, Inc.	3,120,000	560,009
Cisco Systems, Inc.	8,500,000	473,195
Intel Corp.	6,314,000	308,249
Tokyo Electron, Ltd.[1]	523,500	254,462
MediaTek, Inc.[1]	5,289,000	206,222
QUALCOMM, Inc.	747,000	131,293
Vanguard International Semiconductor Corp.[1]	26,365,886	128,664
NortonLifeLock, Inc.	3,050,859	79,353
GlobalWafers Co., Ltd.[1]	1,600,000	46,000
FDM Group (Holdings) PLC[1]	1,482,855	21,520
		10,374,142

Health care 7.74%
Pfizer, Inc.	58,264,900	3,069,978
Gilead Sciences, Inc.	21,945,725	1,507,232
AstraZeneca PLC[1]	12,063,100	1,399,777
CVS Health Corp.	8,763,349	933,384
Novartis AG1	6,530,220	567,759
Johnson & Johnson	2,995,000	516,009
Merck & Co., Inc.	6,141,232	500,388
GlaxoSmithKline PLC[1]	22,440,624	496,612
AbbVie, Inc.	2,830,000	387,399
Bristol-Myers Squibb Company	2,080,000	134,971
Amgen, Inc.	570,910	129,676
Bayer AG1	1,623,000	98,394
Takeda Pharmaceutical Company, Ltd.[1]	3,137,000	90,867
Sanofi[1]	803,000	83,473
Rotech Healthcare, Inc.[1,2,4,5,6]	543,172	58,663
Organon & Co.	264,123	8,428
Viatris, Inc.	69,981	1,048
		9,984,058

Real estate 6.15%
Crown Castle International Corp. REIT	8,995,113	1,641,698
Digital Realty Trust, Inc. REIT	6,935,000	1,034,910
VICI Properties, Inc. REIT[3]	26,390,200	755,288
Gaming and Leisure Properties, Inc. REIT[5]	13,388,686	604,901
Iron Mountain, Inc. REIT	11,965,000	549,433
MGM Growth Properties LLC REIT, Class A5	11,510,300	447,520
Regency Centers Corp. REIT	5,900,000	423,325
Public Storage REIT	1,138,000	408,007
Camden Property Trust REIT	1,605,200	256,976
Lamar Advertising Co. REIT, Class A	2,003,322	221,888
Boston Properties, Inc. REIT	1,813,365	203,242
Extra Space Storage, Inc. REIT	983,000	194,821
Federal Realty Investment Trust REIT	1,500,000	191,235
Longfor Group Holdings, Ltd.[1]	31,072,000	185,790
Prologis, Inc. REIT	1,171,900	183,777
American Tower Corp. REIT	646,000	162,469
Simon Property Group, Inc. REIT	1,000,000	147,200
Douglas Emmett, Inc. REIT	4,597,000	143,518
Mid-America Apartment Communities, Inc. REIT	416,000	85,979
Americold Realty Trust REIT	1,720,000	48,934

4	The Income Fund of America

Common stocks (continued)	Shares	Value (000)
Real estate (continued)
Samhallsbyggnadsbolaget i Norden AB, Class B1	3,000,000	$18,201
China SCE Property Holdings, Ltd.[1]	71,000,000	15,839
Selvaag Bolig ASA[1]	1,912,218	11,311
		7,936,262

Utilities 5.32%
National Grid PLC[1]	79,316,824	1,158,875
DTE Energy Company	8,755,952	1,054,479
Brookfield Infrastructure Partners LP5	17,195,755	1,013,631
Duke Energy Corp.	6,643,965	698,015
Public Service Enterprise Group, Inc.	7,608,100	506,167
Dominion Energy, Inc.	5,398,026	435,405
Southern Co.	6,115,514	424,967
AES Corp.	19,056,000	422,662
Enel SpA[1]	46,683,500	357,909
E.ON SE1	15,089,000	207,217
CMS Energy Corp.	1,715,700	110,457
Guangdong Investment, Ltd.[1]	68,839,000	97,996
Edison International	1,468,100	92,182
Black Hills Corp.	1,105,000	74,853
American Electric Power Company, Inc.	822,700	74,372
Entergy Corp.	624,201	69,767
Exelon Corp.	600,000	34,770
Engie SA1	1,500,000	22,982
Vistra Corp.	70,873	1,546
		6,858,252

Industrials 5.30%
Lockheed Martin Corp.	4,783,242	1,861,303
BAE Systems PLC[1]	119,681,498	933,808
Norfolk Southern Corp.	2,122,453	577,286
Emerson Electric Co.	5,735,879	527,414
Kone OYJ, Class B1	6,285,940	408,671
Raytheon Technologies Corp.	4,188,623	377,772
United Parcel Service, Inc., Class B	1,640,000	331,624
ManpowerGroup, Inc.[5]	2,722,832	285,543
Deutsche Post AG1	4,245,000	252,967
Honeywell International, Inc.	1,223,500	250,181
Hubbell, Inc.	1,303,000	244,039
Watsco, Inc.	774,800	218,928
General Dynamics Corp.	1,000,000	212,100
Cummins, Inc.	600,000	132,528
New AMI I, LLC[1,2,4,5]	8,173,633	56,235
Inwido AB1	1,850,000	32,302
ACS, Actividades de Construcción y Servicios, SA1,2	1,149,831	29,034
Intrum AB1,3	900,000	27,129
Illinois Tool Works, Inc.	100,000	23,392
Regal Rexnord Corp.	134,000	21,236
Coor Service Management Holding AB1	1,750,000	14,812
Ventia Services Group Pty, Ltd.[1,2]	7,954,000	12,375
		6,830,679

Energy 5.24%
Chevron Corp.	9,754,600	1,281,072
TC Energy Corp. (CAD denominated)	17,532,000	905,322
Exxon Mobil Corp.	10,538,000	800,466
ConocoPhillips	6,098,500	540,449
BP PLC[1]	94,880,559	489,421
Canadian Natural Resources, Ltd. (CAD denominated)	8,682,000	441,630
Valero Energy Corp.	4,358,975	361,664
Coterra Energy, Inc.	13,333,912	292,013
Baker Hughes Co., Class A	10,337,000	283,647
Enbridge, Inc.	6,526,000	275,854
TotalEnergies SE1	4,164,000	235,857
Pioneer Natural Resources Company	830,900	181,876
Tourmaline Oil Corp.	4,350,900	155,122
EOG Resources, Inc.	1,092,000	121,736
Diamondback Energy, Inc.	905,000	114,175

The Income Fund of America	5

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Chesapeake Energy Corp.	1,648,446	$112,375
DT Midstream, Inc.	1,212,500	62,686
Rattler Midstream LP	2,859,750	37,177
Civitas Resources, Inc.	347,906	18,961
Diamond Offshore Drilling, Inc.[2]	2,449,887	13,597
Diamond Offshore Drilling, Inc.[1,2,7]	856,478	4,326
Ascent Resources - Utica LLC, Class A1,2,4,6	110,214,618	9,919
Lundin Energy AB1	243,426	9,852
California Resources Corp.	104,121	4,438
Mesquite Energy, Inc.[1,2,4]	25,913	155
McDermott International, Ltd.[2]	156,914	100
		6,753,890

Consumer discretionary 4.12%
Home Depot, Inc.	4,134,632	1,517,327
Darden Restaurants, Inc.[5]	7,704,100	1,077,572
Target Corp.	3,398,220	749,070
Restaurant Brands International, Inc.	10,234,000	572,797
Stellantis NV1	17,514,190	338,696
Hasbro, Inc.	3,125,900	289,083
General Motors Company[2]	5,175,000	272,878
Domino’s Pizza Group PLC[1,5]	30,671,123	160,519
Industria de Diseño Textil, SA1	4,560,000	137,778
Persimmon PLC[1]	3,350,000	108,793
Puuilo OYJ[1,2,5]	5,509,640	49,568
Kindred Group PLC (SDR)[1]	1,255,000	14,575
NMG Parent LLC[2]	67,256	10,593
Lumi Gruppen AS1,2,3,5	2,000,000	10,310
MYT Holding Co., Class B1,2	2,070,418	9,317
		5,318,876

Materials 3.23%
Rio Tinto PLC[1]	12,527,220	882,533
Dow, Inc.	13,979,511	834,996
Vale SA, ordinary nominative shares	37,011,600	563,667
Packaging Corporation of America	2,865,730	431,665
BHP Group, Ltd. (CDI)[1,2]	9,468,000	298,856
Air Products and Chemicals, Inc.	894,928	252,477
BASF SE1	2,719,654	206,544
Newmont Corp.	3,080,017	188,405
UPM-Kymmene Oyj[1,2]	3,802,926	138,533
Fortescue Metals Group, Ltd.[1]	7,436,749	105,296
Nucor Corp.	1,029,500	104,391
Polymetal International PLC[1]	5,790,000	83,085
Verallia SAS[1,2]	1,245,000	39,117
Evonik Industries AG1	934,056	30,217
		4,159,782

Communication services 2.82%
Verizon Communications, Inc.	26,434,000	1,407,082
Koninklijke KPN NV1,5	212,028,139	697,918
BCE, Inc.	9,941,425	519,302
Publicis Groupe SA1	7,194,000	487,029
AT&T, Inc.	10,000,000	255,000
TELUS Corp.	8,101,488	190,627
SoftBank Corp.[1]	6,558,008	82,111
Cumulus Media, Inc., Class A2	217,442	2,229
Clear Channel Outdoor Holdings, Inc.[2]	152,827	468
		3,641,766

Total common stocks (cost: $60,503,890,000)		93,758,849

Preferred securities 0.35%
Information technology 0.20%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	4,437,500	248,725

6	The Income Fund of America

Preferred securities (continued)	Shares	Value (000)
Financials 0.15%
Citigroup, Inc., 7.68% preferred shares	2,245,277	$60,443
Citigroup., Inc., Series K, 6.875% noncumulative preferred depositary shares	2,145,767	57,743
Goldman Sachs Group, Inc., Series J, 5.50% preferred depositary shares[3]	1,200,000	31,404
PNC Financial Services Group, Inc., Series P, 6.125% noncumulative preferred depositary shares	1,000,000	25,320
Wells Fargo & Company, Series Q, Class A, 5.85% noncumulative preferred depositary shares	555,913	14,537
		189,447

Industrials 0.00%
ACR III LSC Holdings LLC, Series B, preferred shares[1,2,4,7]	3,260	2,293

Consumer discretionary 0.00%
MYT Holdings LLC, Series A, preferred shares, 10.00% 2029	1,427,896	1,521

Real estate 0.00%
Brookfield Property Preferred LP, Series 1, 6.25% preferred shares	21,809	544

Total preferred securities (cost: $410,213,000)		442,530

Rights & warrants 0.00%
Consumer discretionary 0.00%
NMG Parent LLC, warrants, expire 2027[1,2]	75,844	2,489

Energy 0.00%
Sable Permian Resources, LLC, Class A, warrants, expire 2024[1,2,4]	17,183	—	[8]

Utilities 0.00%
Vistra Energy Corp., rights[1,2,4,7]	1,138	—	[8]

Total rights & warrants (cost: $459,000)		2,489

Convertible stocks 1.21%
Health care 0.46%
Danaher Corp., Series A, cumulative convertible preferred shares, 4.75% 2022[3]	150,000	285,937
Danaher Corp., Series B, cumulative convertible preferred shares, 0% 2023[3]	82,100	126,779
Becton, Dickinson and Company, Series B, convertible preferred shares, 6.00% 2023[3]	2,467,280	129,927
Boston Scientific Corp., Series A, convertible preferred shares, 5.50% 2023	449,460	52,380
		595,023

Utilities 0.26%
NextEra Energy, Inc., convertible preferred units, 5.279% 2023	3,420,300	174,401
AES Corp., convertible preferred units, 6.875% 2024	1,043,000	94,965
DTE Energy Company, convertible preferred units, 6.25% 2022	680,000	34,578
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	600,000	31,848
		335,792

Information technology 0.21%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	150,000	274,743

Financials 0.12%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 2023	1,693,425	150,309

Consumer discretionary 0.09%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	700,288	109,091

The Income Fund of America	7

Convertible stocks (continued)	Shares	Value (000)
Consumer staples 0.07%
Bunge, Ltd., 4.875% convertible preferred shares	689,900	$89,611

Total convertible stocks (cost: $1,122,424,000)		1,554,569

Convertible bonds & notes 0.00%	Principal amount (000)
Energy 0.00%
Mesquite Energy, Inc., convertible notes, 15.19% PIK 2023[1,4,7,9]	$578	578

Total convertible bonds & notes (cost: $577,000)		578

Bonds, notes & other debt instruments 21.09%
Corporate bonds, notes & loans 14.87%
Financials 2.46%
ACE INA Holdings, Inc. 2.875% 2022	765	774
ACE INA Holdings, Inc. 3.35% 2026	765	807
Advisor Group Holdings, LLC 6.25% 2028[7]	34,633	36,024
AerCap Holdings NV 4.50% 2023	10,000	10,392
AerCap Holdings NV 6.50% 2025	4,315	4,841
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.15% 2023	9,000	8,889
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.65% 2024	25,275	24,848
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	23,694	23,315
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	27,689	27,161
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	12,254	11,975
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033	8,248	8,013
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	6,777	6,636
AG Merger Sub II, Inc. 10.75% 2027[7]	41,222	45,468
Alliant Holdings Intermediate, LLC 6.75% 2027[7]	36,286	35,957
Alliant Holdings Intermediate, LLC / Alliant Holdings 4.25% 2027[7]	16,465	16,046
Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[7]	20,265	19,892
Ally Financial, Inc. 8.00% 2031	11,764	15,659
American International Group, Inc. 2.50% 2025	25,000	25,413
American International Group, Inc. 3.40% 2030	4,100	4,306
American International Group, Inc. 4.375% 2050	3,450	4,034
AmWINS Group, Inc. 4.875% 2029[7]	16,790	16,458
Aretec Escrow Issuer, Inc. 7.50% 2029[7]	30,508	31,156
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[10,11]	6,070	6,108
AssuredPartners, Inc. 8.00% 2027[7]	19,114	19,423
AssuredPartners, Inc. 5.625% 2029[7]	15,585	14,507
AXA Equitable Holdings, Inc. 5.00% 2048	1,500	1,770
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[12]	8,245	8,243
Bank of America Corp. 1.53% 2025 (USD-SOFR + 0.65% on 12/6/2024)[12]	5,719	5,629
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[12]	10,750	10,853
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[12]	7,500	7,214
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[12]	9,700	9,418
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[12]	6,295	6,116
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[12]	1,627	1,579
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[12]	5,400	5,613
Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)[12]	18,116	17,430
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[12]	20,000	18,552
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[12]	34,701	32,875
Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)[12]	8,494	8,238
Bank of China, Ltd. (Hong Kong Branch) 3.875% 2025	359	381
Bank of China, Ltd. (Hong Kong Branch) 4.00% 2028	200	216
Bank of Nova Scotia 1.625% 2023	8,000	8,034
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[7,12]	5,750	5,829
BNP Paribas 3.375% 2025[7]	22,125	22,842
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[7,12]	22,950	22,757
BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)[7,12]	12,125	11,582
BNP Paribas 2.591% 2028 (USD-SOFR + 1.228% on 1/20/2027)[7,12]	8,000	7,950
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[7,12]	6,375	6,082
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[7,12]	5,200	5,064
BNP Paribas 3.132% 2033 (USD-SOFR + 1.561% on 1/20/2032)[7,12]	4,750	4,703
Capital One Financial Corp. 1.343% 2024 (USD-SOFR + 0.69% on 12/6/2023)[12]	13,075	12,982
Castlelake Aviation Finance DAC 5.00% 2027[7]	17,550	17,142
CIT Group, Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[12]	11,575	11,868
Citigroup, Inc. 2.014% 2026 (USD-SOFR + 0.694% on 1/25/2025)[12]	12,139	12,127

8	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[12]	$7,300	$7,494
Citigroup, Inc. 4.60% 2026	3,875	4,199
Citigroup, Inc. 3.668% 2028 (3-month USD-LIBOR + 1.39% on 7/24/2027)[12]	700	737
Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[12]	2,400	2,417
Citigroup, Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[12]	14,800	14,434
Citigroup, Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[12]	3,000	3,306
Citigroup, Inc., Series A, 5.95% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.068% on 1/30/2023)[12]	100	103
CME Group, Inc. 3.75% 2028	6,875	7,463
Coinbase Global, Inc. 3.375% 2028[7]	21,100	18,959
Coinbase Global, Inc. 3.625% 2031[7]	26,625	23,246
Commonwealth Bank of Australia 3.35% 2024	800	833
Commonwealth Bank of Australia 3.35% 2024[7]	675	703
Compass Diversified Holdings 5.25% 2029[7]	48,960	48,416
Compass Diversified Holdings 5.00% 2032[7]	19,985	19,765
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[7,12]	10,675	10,540
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[7,12]	4,900	4,679
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[7,12]	4,750	4,805
Credit Suisse Group AG 3.80% 2023	14,925	15,364
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[7,12]	1,275	1,283
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[7,12]	13,800	13,639
Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)[7,12]	16,300	15,410
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[7,12]	1,975	2,053
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[7,12]	10,408	11,083
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[7,12]	15,601	15,169
Danske Bank AS 3.875% 2023[7]	9,604	9,886
Deutsche Bank AG 3.30% 2022	460	468
Deutsche Bank AG 5.00% 2022	3,875	3,880
Deutsche Bank AG 3.95% 2023	5,345	5,486
Deutsche Bank AG 0.898% 2024	7,500	7,357
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[12]	21,775	21,872
Deutsche Bank AG 3.70% 2024	9,475	9,810
Deutsche Bank AG 3.70% 2024	3,175	3,293
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[12]	89,325	93,070
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[12]	37,898	37,057
Deutsche Bank AG 4.10% 2026	33,123	34,798
Deutsche Bank AG 4.10% 2026	834	882
Deutsche Bank AG 2.311% 2027 (USD-SOFR + 1.219% on 11/16/2026)[12]	5,250	5,104
Deutsche Bank AG 2.552% 2028 (USD-SOFR + 1.318% on 1/7/2027)[12]	38,000	37,270
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[12]	6,450	6,532
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[12]	3,625	3,498
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2026[1,4,10,11]	6,825	6,464
Digital Currency Group, Inc., Term Loan, 8.75% 2026[1,4,10]	9,100	8,618
FS Energy and Power Fund 7.50% 2023[7]	41,985	43,718
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[12]	10,904	10,991
Goldman Sachs Group, Inc. 0.925% 2024 (USD-SOFR + 0.50% on 10/21/2023)[12]	20,000	19,712
Goldman Sachs Group, Inc. 1.757% 2025 (USD-SOFR + 0.73% on 1/24/2024)[12]	9,000	8,972
Goldman Sachs Group, Inc. 3.272% 2025 (3-month USD-LIBOR + 1.201% on 9/29/2024)[12]	1,100	1,133
Goldman Sachs Group, Inc. 1.431% 2027 (USD-SOFR + 0.795% on 3/9/2026)[12]	10,650	10,230
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[12]	17,000	16,253
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[12]	56,444	54,976
Goldman Sachs Group, Inc. 2.64% 2028 (USD-SOFR + 1.114% on 2/24/2027)[12]	28,435	28,508
Goldman Sachs Group, Inc. 3.691% 2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)[12]	8,000	8,415
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[12]	16,000	15,168
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[12]	6,523	6,325
Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[12]	7,259	7,306
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[12]	7,500	7,267
Groupe BPCE SA 5.70% 2023[7]	16,825	17,900
Groupe BPCE SA 5.15% 2024[7]	18,160	19,343
Groupe BPCE SA 1.625% 2025[7]	8,000	7,927
Groupe BPCE SA 1.00% 2026[7]	10,000	9,543
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[7,12]	6,925	6,711
Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[7,12]	7,675	7,140

The Income Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Hightower Holding, LLC 6.75% 2029[7]	$18,240	$18,638
HSBC Holdings PLC 4.25% 2024	9,000	9,407
HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[12]	14,000	13,846
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[12]	5,750	6,275
Huarong Finance 2017 Co., Ltd. 4.25% 2027	17,000	16,745
Huarong Finance II Co., Ltd. 5.50% 2025	17,000	17,657
HUB International, Ltd. 7.00% 2026[7]	31,461	32,333
HUB International, Ltd. 5.625% 2029[7]	10,435	10,269
Icahn Enterprises Finance Corp. 5.25% 2027	5,230	5,279
Icahn Enterprises Finance Corp. 4.375% 2029	9,625	9,165
Intercontinental Exchange, Inc. 2.65% 2040	12,025	11,064
Intesa Sanpaolo SpA 3.125% 2022[7]	11,300	11,411
Intesa Sanpaolo SpA 3.375% 2023[7]	9,360	9,522
Intesa Sanpaolo SpA 3.25% 2024[7]	1,730	1,778
Intesa Sanpaolo SpA 5.017% 2024[7]	149,555	155,829
Intesa Sanpaolo SpA 5.71% 2026[7]	43,165	46,583
Intesa Sanpaolo SpA 3.875% 2027[7]	9,300	9,681
Intesa Sanpaolo SpA 3.875% 2028[7]	2,820	2,919
Iron Mountain Information Management Services, Inc. 5.00% 2032[7]	35,725	34,981
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[12]	5,400	5,543
JPMorgan Chase & Co. 3.875% 2024	150	158
JPMorgan Chase & Co. 1.561% 2025 (USD-SOFR + 0.605% on 12/10/2024)[12]	21,994	21,669
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[12]	250	252
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[12]	23,150	23,061
JPMorgan Chase & Co. 2.182% 2028 (USD-SOFR + 1.89% on 6/1/2027)[12]	4,400	4,325
JPMorgan Chase & Co. 3.54% 2028 (3-month USD-LIBOR + 1.38% on 5/1/2027)[12]	350	367
JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)[12]	20,593	19,805
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[12]	4,100	3,999
JPMorgan Chase & Co. 2.545% 2032 (USD-SOFR + 1.18% on 11/8/2031)[12]	2,207	2,141
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[12]	5,012	4,877
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[12]	2,750	2,771
JPMorgan Chase & Co. 3.157% 2042 (USD-SOFR + 1.46% on 4/22/2041)[12]	7,500	7,358
JPMorgan Chase & Co. 3.328% 2052 (USD-SOFR + 1.58% on 4/22/2051)[12]	16,675	16,822
JPMorgan Chase & Co., Series Z, (3-month USD-LIBOR + 3.80%) 3.932% junior subordinated perpetual bonds[11]	30,000	30,000
JPMorgan Chase & Co., Series S, 6.75% junior subordinated perpetual bonds (3-month USD-LIBOR + 3.78% on 2/1/2024)[12]	25,901	27,748
Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[12]	8,320	8,218
Ladder Capital Corp. 4.25% 2027[7]	19,719	19,236
Liberty Mutual Group, Inc. 4.25% 2023[7]	971	1,006
Liberty Mutual Group, Inc. 4.569% 2029[7]	3,429	3,867
Lloyds Banking Group PLC 4.05% 2023	6,000	6,228
Lloyds Banking Group PLC 4.582% 2025	7,000	7,470
Lloyds Banking Group PLC 2.438% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[12]	5,600	5,629
Lloyds Banking Group PLC 4.375% 2028	3,950	4,318
LPL Holdings, Inc. 4.625% 2027[7]	35,275	35,891
LPL Holdings, Inc. 4.00% 2029[7]	5,950	5,785
LPL Holdings, Inc. 4.375% 2031[7]	20,545	20,168
MGIC Investment Corp. 5.25% 2028	5,075	5,255
Mitsubishi UFJ Financial Group, Inc. 1.412% 2025	3,850	3,761
Mitsubishi UFJ Financial Group, Inc. 1.538% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[12]	17,000	16,366
Mitsubishi UFJ Financial Group, Inc. 2.341% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[12]	5,000	4,954
Mizuho Financial Group, Inc. 0.849% 2024 (3-month USD-LIBOR + 0.61% on 9/8/2023)[12]	5,200	5,138
Mizuho Financial Group, Inc. 1.554% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[12]	13,000	12,495
Mizuho Financial Group, Inc. 1.979% 2031 (3-month USD-LIBOR + 1.27% on 9/8/2030)[12]	4,100	3,824
Morgan Stanley 3.70% 2024	600	628
Morgan Stanley 1.164% 2025 (USD-SOFR + 0.56% on 10/21/2024)[12]	9,932	9,689
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[12]	12,500	11,879
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[12]	30,463	29,250
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[12]	9,869	9,535

10	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Morgan Stanley 2.475% 2028 (USD-SOFR + 1.00% on 1/21/2027)[12]	$5,451	$5,447
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[12]	10,000	9,206
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[12]	8,500	8,022
Morgan Stanley 2.511% 2032 (USD-SOFR + 1.20% on 10/20/2031)[12]	4,019	3,883
Morgan Stanley 2.943% 2033 (USD-SOFR + 1.29% on 1/21/2032)[12]	2,361	2,366
Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)[12]	2,854	2,835
MSCI, Inc. 4.00% 2029[7]	19,500	19,646
MSCI, Inc. 3.625% 2031[7]	11,825	11,663
MSCI, Inc. 3.875% 2031[7]	15,764	15,769
MSCI, Inc. 3.25% 2033[7]	10,725	10,073
National Australia Bank, Ltd. 1.887% 2027[7]	20,000	19,786
National Financial Partners Corp. 6.875% 2028[7]	17,826	16,985
Navient Corp. 5.50% 2023	30,096	30,767
Navient Corp. 5.875% 2024	14,665	15,233
Navient Corp. 6.125% 2024	29,925	31,202
Navient Corp. 5.00% 2027	16,025	15,552
Navient Corp. 5.50% 2029	59,595	58,236
Navient Corp. 5.625% 2033	10,990	9,858
Northwestern Mutual Global Funding 1.75% 2027[7]	17,100	16,865
Owl Rock Capital Corp. 3.75% 2025	12,473	12,696
Owl Rock Capital Corp. 4.00% 2025	449	461
Owl Rock Capital Corp. 3.375% 2026	5,800	5,779
Owl Rock Capital Corp. 2.625% 2027	20,600	19,752
Owl Rock Capital Corp. II 4.625% 2024[7]	9,285	9,619
Owl Rock Capital Corp. III 3.125% 2027[7]	13,170	12,509
Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2027[7]	16,885	17,270
PNC Financial Services Group, Inc. 2.854% 2022[12]	8,395	8,531
PNC Financial Services Group, Inc. 3.90% 2024	3,000	3,142
PNC Financial Services Group, Inc., Series O, (3-month USD-LIBOR + 3.678%) 3.810% junior subordinated perpetual bonds[11]	80	81
Prudential Financial, Inc. 4.35% 2050	6,205	7,282
Prudential Financial, Inc. 3.70% 2051	755	807
Prudential Financial, Inc., junior subordinated, 5.625% 2043 (3-month USD-LIBOR + 3.92% on 6/15/2023)[12]	1,850	1,916
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[12]	4,000	4,369
Quicken Loans, LLC 3.625% 2029[7]	6,645	6,221
Rabobank Nederland 4.375% 2025	9,000	9,586
Rocket Mortgage / Rocket Mortgage Co-Issuer, Inc. 2.875% 2026[7]	12,990	12,384
Royal Bank of Canada 1.15% 2025	12,367	12,060
Ryan Specialty Group, LLC 4.375% 2030[7]	15,750	15,691
Santander Holdings USA, Inc. 3.70% 2022	6,950	6,967
Santander Holdings USA, Inc. 3.40% 2023	12,500	12,727
Santander Holdings USA, Inc. 3.50% 2024	11,250	11,592
Santander Holdings USA, Inc. 2.49% 2028[12]	10,650	10,495
Springleaf Finance Corp. 6.125% 2024	20,300	21,291
Starwood Property Trust, Inc. 5.50% 2023[7]	5,400	5,575
Starwood Property Trust, Inc. 4.375% 2027[7]	15,050	15,028
Sumitomo Mitsui Banking Corp. 2.174% 2027	3,125	3,097
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[7,12]	3,800	4,185
Synchrony Financial 2.85% 2022	7,075	7,131
Synchrony Financial 4.375% 2024	5,095	5,331
Toronto-Dominion Bank 0.75% 2025	6,575	6,299
Toronto-Dominion Bank 1.25% 2026	13,606	13,067
Toronto-Dominion Bank 1.95% 2027	10,000	9,875
Toronto-Dominion Bank 2.45% 2032	7,500	7,353
U.S. Bancorp 3.70% 2024	10,000	10,453
U.S. Bancorp 2.375% 2026	6,000	6,116
UBS Group AG 4.125% 2025[7]	4,425	4,707
UBS Group AG 1.364% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[7,12]	4,000	3,838
UBS Group AG 1.49% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[7,12]	6,925	6,605
UniCredit SpA 3.75% 2022[7]	27,048	27,196
UniCredit SpA 4.625% 2027[7]	1,730	1,864
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[7,12]	23,729	25,329

The Income Fund of America	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)[7,12]	$450	$470
Wells Fargo & Company 1.654% 2024 (USD-SOFR + 1.60% on 6/2/2023)[12]	6,500	6,507
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[12]	25,175	25,341
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[12]	12,000	12,009
Wells Fargo & Company 2.188% 2026 (USD-SOFR + 2.00% on 4/30/2025)[12]	9,350	9,344
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[12]	3,950	3,920
Wells Fargo & Company 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/22/2027)[12]	281	295
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[12]	4,875	4,907
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[12]	13,850	13,634
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[12]	4,150	5,330
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[12]	7,000	7,026
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[12]	11,150	10,523
Westpac Banking Corp. 2.963% 2040	5,075	4,702
		3,168,721

Energy 2.12%
Antero Midstream Partners LP 5.375% 2029[7]	13,600	13,713
Antero Resources Corp. 7.625% 2029[7]	8,786	9,588
Antero Resources Corp. 5.375% 2030[7]	4,555	4,720
Apache Corp. 4.625% 2025	2,355	2,460
Apache Corp. 4.875% 2027	7,745	8,032
Apache Corp. 4.25% 2030	4,870	4,936
Apache Corp. 6.00% 2037	3,565	4,132
Apache Corp. 4.75% 2043	2,510	2,544
Apache Corp. 5.35% 2049	28,900	30,333
Ascent Resources - Utica LLC 7.00% 2026[7]	25,865	25,873
Ascent Resources - Utica LLC 9.00% 2027[7]	959	1,280
Ascent Resources - Utica LLC 8.25% 2028[7]	5,863	6,149
Ascent Resources - Utica LLC 5.875% 2029[7]	5,535	5,348
Ascent Resources - Utica LLC, Term Loan, (3-month USD-LIBOR + 9.00%) 10.00% 2025[7,10,11]	6,827	7,382
Baker Hughes, a GE Co. 4.486% 2030	1,650	1,847
Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[7]	9,771	10,229
Bonanza Creek Energy, Inc. 5.00% 2026[7]	14,415	14,431
BP Capital Markets America, Inc. 2.772% 2050	3,032	2,646
California Resources Corp. 7.125% 2026[7]	19,180	19,966
Canadian Natural Resources, Ltd. 2.05% 2025	3,150	3,133
Canadian Natural Resources, Ltd. 3.85% 2027	2,760	2,920
Canadian Natural Resources, Ltd. 2.95% 2030	11,058	11,031
Canadian Natural Resources, Ltd. 4.95% 2047	534	631
Cenovus Energy, Inc. 5.375% 2025	4,421	4,838
Cenovus Energy, Inc. 4.25% 2027	43,601	46,688
Cenovus Energy, Inc. 5.25% 2037	4,770	5,458
Cenovus Energy, Inc. 5.40% 2047	9,218	11,102
Centennial Resource Production, LLC 6.875% 2027[7]	2,490	2,521
Cheniere Energy Partners LP 4.50% 2029	49,931	51,125
Cheniere Energy Partners LP 4.00% 2031	32,605	32,488
Cheniere Energy Partners LP 3.25% 2032[7]	12,163	11,461
Cheniere Energy, Inc. 5.125% 2027	20,450	22,614
Cheniere Energy, Inc. 4.625% 2028	58,755	59,734
Chesapeake Energy Corp. 4.875% 2022[13]	28,085	456
Chesapeake Energy Corp. 5.50% 2026[7]	17,240	17,794
Chesapeake Energy Corp. 5.875% 2029[7]	19,435	20,296
Chesapeake Energy Corp. 6.75% 2029[7]	10,180	10,901
Chevron Corp. 1.995% 2027	3,947	3,934
Chevron Corp. 3.078% 2050	900	895
Chevron USA, Inc. 1.018% 2027	4,823	4,548
Chevron USA, Inc. 3.25% 2029	1,900	2,015
CNX Midstream Partners LP 4.75% 2030[7]	3,010	2,944
CNX Resources Corp. 7.25% 2027[7]	25,825	27,144
CNX Resources Corp. 6.00% 2029[7]	16,085	16,594
Comstock Resources, Inc. 6.75% 2029[7]	17,565	18,099
Comstock Resources, Inc. 5.875% 2030[7]	14,700	14,635
ConocoPhillips 4.30% 2028[7]	9,550	10,501

12	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Continental Resources, Inc. 5.75% 2031[7]	$17,520	$20,000
Convey Park Energy LLC 7.50% 2025[7]	396	403
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 2031[7]	35,185	35,126
Devon Energy Corp. 4.50% 2030	11,418	12,127
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[7,9,11]	2,025	2,045
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[9,11]	1,834	1,852
Diamondback Energy, Inc. 4.40% 2051	12,484	13,610
DT Midstream, Inc. 4.125% 2029[7]	8,935	8,830
DT Midstream, Inc. 4.375% 2031[7]	8,915	8,820
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	33,265	35,396
Enbridge Energy Partners LP 5.875% 2025	1,145	1,289
Enbridge Energy Partners LP 5.50% 2040	800	971
Enbridge Energy Partners LP 7.375% 2045	11,872	17,429
Enbridge Energy Partners LP, Series B, 7.50% 2038	2,700	3,878
Enbridge, Inc. 4.00% 2023	2,630	2,724
Enbridge, Inc. 2.50% 2025	1,600	1,623
Endeavor Energy Resources LP 6.625% 2025[7]	9,125	9,549
Energy Transfer Operating LP 5.875% 2024	629	672
Energy Transfer Operating LP 2.90% 2025	9,203	9,339
Energy Transfer Operating LP 3.75% 2030	16,115	16,566
Energy Transfer Operating LP 5.00% 2050	67,781	73,512
Energy Transfer Partners LP 4.50% 2024	2,170	2,275
Energy Transfer Partners LP 4.75% 2026	8,000	8,597
Energy Transfer Partners LP 4.20% 2027	7,263	7,722
Energy Transfer Partners LP 4.95% 2028	9,400	10,372
Energy Transfer Partners LP 6.125% 2045	7,449	8,788
Energy Transfer Partners LP 5.30% 2047	8,944	9,836
Energy Transfer Partners LP 6.00% 2048	8,153	9,636
Energy Transfer Partners LP 6.25% 2049	5,891	7,189
Enterprise Products Operating LLC 3.20% 2052	1,212	1,095
EQM Midstream Partners LP 4.125% 2026	3,036	3,010
EQM Midstream Partners LP 6.50% 2027[7]	37,620	39,411
EQM Midstream Partners LP 5.50% 2028	14,665	14,862
EQM Midstream Partners LP 4.50% 2029[7]	10,045	9,610
EQM Midstream Partners LP 4.75% 2031[7]	18,310	17,556
EQT Corp. 3.00% 2022	33,585	33,773
EQT Corp. 6.625% 2025[12]	22,719	24,515
EQT Corp. 3.90% 2027	1,950	1,968
EQT Corp. 5.00% 2029	4,485	4,728
EQT Corp. 7.50% 2030[12]	6,985	8,333
EQT Corp. 3.625% 2031[7]	2,115	2,097
Equinor ASA 3.00% 2027	7,000	7,248
Equinor ASA 3.625% 2028	5,265	5,636
Equinor ASA 3.25% 2049	7,583	7,577
Exxon Mobil Corp. 2.44% 2029	4,315	4,316
Exxon Mobil Corp. 2.61% 2030	1,700	1,715
Genesis Energy, LP 5.625% 2024	3,235	3,207
Genesis Energy, LP 6.50% 2025	21,279	20,854
Genesis Energy, LP 8.00% 2027	32,115	32,378
Genesis Energy, LP 7.75% 2028	7,625	7,531
Harvest Midstream I, LP 7.50% 2028[7]	17,655	18,418
Hess Midstream Operations LP 4.25% 2030[7]	5,020	4,852
Hess Midstream Partners LP 5.125% 2028[7]	14,435	14,727
Hilcorp Energy I, LP 6.25% 2028[7]	4,000	4,156
Hilcorp Energy I, LP 5.75% 2029[7]	2,210	2,258
Hilcorp Energy I, LP 6.00% 2031[7]	19,005	19,361
Kinder Morgan Energy Partners LP 5.00% 2043	20,000	21,997
MPLX LP 1.75% 2026	6,500	6,341
MPLX LP 2.65% 2030	11,897	11,497
MPLX LP 4.70% 2048	5,147	5,629
MPLX LP 5.50% 2049	12,619	15,117
Nabors Industries, Inc. 5.75% 2025	2,625	2,432
Nabors Industries, Inc. 7.375% 2027[7]	6,440	6,617
New Fortress Energy, Inc. 6.75% 2025[7]	14,325	13,599
New Fortress Energy, Inc. 6.50% 2026[7]	28,605	26,796
NGL Energy Operating LLC 7.50% 2026[7]	92,405	94,050
NGL Energy Partners LP 7.50% 2023	8,696	8,487

The Income Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
NGL Energy Partners LP 6.125% 2025	$24,348	$21,267
Northern Oil and Gas, Inc. 8.125% 2028[7]	22,400	23,387
NuStar Logistics LP 6.00% 2026	9,165	9,624
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[7]	35,935	38,401
Oasis Petroleum, Inc. 6.375% 2026[7]	16,108	16,569
Occidental Petroleum Corp. 2.90% 2024	13,065	13,098
Occidental Petroleum Corp. 5.875% 2025	26,340	28,195
Occidental Petroleum Corp. 8.00% 2025	22,050	25,115
Occidental Petroleum Corp. 8.50% 2027	13,000	15,635
Occidental Petroleum Corp. 6.375% 2028	10,000	11,391
Occidental Petroleum Corp. 3.50% 2029	4,530	4,472
Occidental Petroleum Corp. 6.625% 2030	11,445	13,452
Occidental Petroleum Corp. 8.875% 2030	43,590	56,584
Occidental Petroleum Corp. 6.125% 2031	8,675	10,027
Occidental Petroleum Corp. 6.45% 2036	1,095	1,332
Occidental Petroleum Corp. 6.60% 2046	2,000	2,518
ONEOK, Inc. 2.20% 2025	413	412
ONEOK, Inc. 5.85% 2026	14,093	15,896
ONEOK, Inc. 3.10% 2030	1,154	1,136
ONEOK, Inc. 6.35% 2031	2,500	3,046
ONEOK, Inc. 5.20% 2048	5,652	6,477
ONEOK, Inc. 4.45% 2049	960	999
ONEOK, Inc. 4.50% 2050	2,530	2,648
ONEOK, Inc. 7.15% 2051	3,048	4,224
Parkland Corp. 4.625% 2030[7]	5,545	5,333
Petróleos Mexicanos 5.375% 2022	4,165	4,178
Petróleos Mexicanos 3.50% 2023	3,325	3,360
Petróleos Mexicanos 4.625% 2023	4,243	4,349
Petróleos Mexicanos 6.875% 2025[7]	16,543	17,813
Petróleos Mexicanos 6.875% 2025	2,412	2,597
Petróleos Mexicanos 6.875% 2026	77,241	82,877
Petróleos Mexicanos 6.50% 2027	72,935	76,387
Petróleos Mexicanos 6.50% 2029	865	884
Petróleos Mexicanos 5.95% 2031	10,813	10,304
Petróleos Mexicanos 6.70% 2032[7]	35,863	35,560
Pioneer Natural Resources Company 2.15% 2031	5,684	5,327
Plains All American Pipeline LP 3.80% 2030	1,361	1,391
Qatar Petroleum 1.375% 2026[7]	8,000	7,724
Qatar Petroleum 2.25% 2031[7]	17,000	16,403
Range Resources Corp. 4.875% 2025	4,975	5,077
Range Resources Corp. 8.25% 2029	21,910	24,239
Range Resources Corp. 4.75% 2030[7]	22,050	22,064
Rattler Midstream Partners LP 5.625% 2025[7]	3,235	3,336
Rockcliff Energy II LLC 5.50% 2029[7]	13,735	13,930
Rockies Express Pipeline LLC 4.95% 2029[7]	11,768	12,108
SA Global Sukuk, Ltd. 0.946% 2024[7]	22,000	21,497
SA Global Sukuk, Ltd. 1.602% 2026[7]	70,100	67,975
SA Global Sukuk, Ltd. 2.694% 2031[7]	20,585	20,388
Sabine Pass Liquefaction, LLC 5.75% 2024	6,600	7,090
Sabine Pass Liquefaction, LLC 5.625% 2025	4,245	4,640
Sabine Pass Liquefaction, LLC 5.875% 2026	1,400	1,579
Sabine Pass Liquefaction, LLC 4.50% 2030	10,224	11,225
Sanchez Energy Corp. 7.25% 2023[7,13]	5,374	121
Saudi Arabian Oil Co. 2.875% 2024[7]	7,813	7,994
Saudi Arabian Oil Co. 1.625% 2025[7]	589	578
Saudi Arabian Oil Co. 3.50% 2029[7]	3,207	3,363
Saudi Arabian Oil Co. 2.25% 2030[7]	1,326	1,261
SM Energy Co. 6.50% 2028	2,905	3,006
Southwestern Energy Co. 6.20% 2025[12]	13,013	13,778
Southwestern Energy Co. 7.75% 2027	3,890	4,148
Southwestern Energy Co. 8.375% 2028	7,640	8,392
Southwestern Energy Co. 5.375% 2029	5,980	6,091
Southwestern Energy Co. 5.375% 2030	39,470	40,498
Southwestern Energy Co. 4.75% 2032	9,785	9,785
Statoil ASA 3.25% 2024	850	886
Statoil ASA 4.25% 2041	3,000	3,442
Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.00% 2031[7]	6,125	6,041

14	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Suncor Energy, Inc. 3.10% 2025	$6,146	$6,351
Suncor Energy, Inc. 3.75% 2051	2,024	2,054
Sunoco Logistics Operating Partners LP 4.00% 2027	5,586	5,879
Sunoco Logistics Operating Partners LP 5.40% 2047	12,858	14,392
Sunoco LP 6.00% 2027	12,160	12,560
Sunoco LP 5.875% 2028	12,700	13,188
Sunoco LP 4.50% 2029	9,600	9,415
Sunoco LP 4.50% 2030[7]	6,555	6,449
Superior Plus LP and Superior General Partner, Inc. 4.50% 2029[7]	3,825	3,837
Tallgrass Energy Partners, LP 7.50% 2025[7]	2,400	2,527
Targa Resources Partners LP 6.50% 2027	4,740	5,037
Targa Resources Partners LP 6.875% 2029	9,385	10,276
Targa Resources Partners LP 5.50% 2030	22,700	24,075
Targa Resources Partners LP 4.875% 2031	7,755	8,117
Targa Resources Partners LP 4.00% 2032[7]	7,700	7,679
Teekay Offshore Partners LP 8.50% 2023[1,4,7]	15,970	14,533
Total Capital International 3.127% 2050	8,100	7,877
Total SE 2.986% 2041	7,401	7,082
Total SE 3.386% 2060	4,100	4,058
TransCanada PipeLines, Ltd. 4.10% 2030	5,254	5,667
Transcontinental Gas Pipe Line Company, LLC 3.95% 2050	1,600	1,655
Transocean Guardian, Ltd. 5.875% 2024[7]	7,273	7,002
Transocean Poseidon, Ltd. 6.875% 2027[7]	8,235	8,001
Valero Energy Corp. 4.00% 2029	6,000	6,351
Venture Global Calcasieu Pass, LLC 4.125% 2031[7]	36,160	36,459
Weatherford International, Ltd. 11.00% 2024[7]	5,688	5,880
Weatherford International, Ltd. 6.50% 2028[7]	12,420	12,902
Weatherford International, Ltd. 8.625% 2030[7]	31,330	31,931
Western Gas Partners LP 4.50% 2028	30,415	32,051
Western Gas Partners LP 5.45% 2044	1,210	1,339
Western Midstream Operating, LP 4.35% 2025 (4.10% on 2/1/2022)[12]	9,602	9,708
Western Midstream Operating, LP 4.75% 2028	3,495	3,718
Western Midstream Operating, LP 5.30% 2030 (5.05% on 2/1/2022)[12]	8,900	9,289
Williams Companies, Inc. 3.50% 2030	9,944	10,280
Williams Companies, Inc. 2.60% 2031	1,710	1,648
		2,734,230

Consumer discretionary 2.02%
Allied Universal Holdco LLC 6.625% 2026[7]	16,985	17,463
Allied Universal Holdco LLC 9.75% 2027[7]	21,000	22,187
Allied Universal Holdco LLC 4.625% 2028[7]	14,595	14,049
Allied Universal Holdco LLC 6.00% 2029[7]	9,565	9,081
Amazon.com, Inc. 2.10% 2031	5,099	4,957
Amazon.com, Inc. 2.70% 2060	8,300	7,314
Asbury Automotive Group, Inc. 4.625% 2029[7]	13,565	13,372
Asbury Automotive Group, Inc. 5.00% 2032[7]	3,340	3,319
Atlas LuxCo 4 SARL 4.625% 2028[7]	10,045	9,519
Bayerische Motoren Werke AG 0.80% 2024[7]	10,210	10,050
Boyd Gaming Corp. 8.625% 2025[7]	2,857	3,034
Boyd Gaming Corp. 4.75% 2027	22,130	22,071
Boyd Gaming Corp. 4.75% 2031[7]	4,745	4,665
Boyne USA, Inc. 4.75% 2029[7]	8,170	8,218
Caesars Entertainment, Inc. 6.25% 2025[7]	33,665	34,881
Caesars Entertainment, Inc. 4.625% 2029[7]	16,935	16,244
Caesars Resort Collection, LLC 5.75% 2025[7]	5,020	5,176
Carnival Corp. 4.00% 2028[7]	28,700	27,348
Carvana Co. 5.625% 2025[7]	16,970	16,125
Carvana Co. 5.50% 2027[7]	19,640	18,334
Carvana Co. 5.875% 2028[7]	29,010	27,306
Carvana Co. 4.875% 2029[7]	22,055	19,634
Cedar Fair LP / Canadas Wonderland Co. / Magnum Management Corp. / Millennium Operations, LLC 5.50% 2025[7]	14,400	14,850
Daimler Trucks Finance North America, LLC 1.125% 2023[7]	9,000	8,917
Daimler Trucks Finance North America, LLC 1.625% 2024[7]	5,525	5,471
Daimler Trucks Finance North America, LLC 2.00% 2026[7]	14,375	14,091
Daimler Trucks Finance North America, LLC 2.375% 2028[7]	7,500	7,306
Daimler Trucks Finance North America, LLC 2.50% 2031[7]	9,000	8,598

The Income Fund of America	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
DaimlerChrysler North America Holding Corp. 3.40% 2022[7]	$850	$851
DaimlerChrysler North America Holding Corp. 1.75% 2023[7]	17,000	17,102
DaimlerChrysler North America Holding Corp. 3.65% 2024[7]	9,360	9,750
DaimlerChrysler North America Holding Corp. 3.30% 2025[7]	2,000	2,085
Dana, Inc. 5.625% 2028	1,305	1,359
Fertitta Entertainment, Inc. 4.625% 2029[7]	25,420	24,814
Fertitta Entertainment, Inc. 6.75% 2030[7]	11,710	11,397
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[7]	28,665	27,208
Ford Motor Co. 2.30% 2025	13,475	13,242
Ford Motor Co. 2.90% 2029	17,000	16,136
Ford Motor Co. 3.25% 2032	8,400	8,007
Ford Motor Co. 5.291% 2046	5,465	6,006
Ford Motor Credit Company LLC 3.087% 2023	35,000	35,128
Ford Motor Credit Company LLC 3.096% 2023	15,800	15,963
Ford Motor Credit Company LLC 4.14% 2023	1,600	1,620
Ford Motor Credit Company LLC 4.375% 2023	3,800	3,884
Ford Motor Credit Company LLC 3.664% 2024	8,780	8,881
Ford Motor Credit Company LLC 3.81% 2024	15,305	15,494
Ford Motor Credit Company LLC 4.063% 2024	2,600	2,653
Ford Motor Credit Company LLC 5.584% 2024	3,280	3,431
Ford Motor Credit Company LLC 3.375% 2025	14,025	14,064
Ford Motor Credit Company LLC 5.125% 2025	66,275	69,776
Ford Motor Credit Company LLC 2.70% 2026	17,095	16,582
Ford Motor Credit Company LLC 4.542% 2026	32,290	33,620
Ford Motor Credit Company LLC 3.815% 2027	8,215	8,217
Ford Motor Credit Company LLC 4.125% 2027	90,310	92,666
Ford Motor Credit Company LLC 4.271% 2027	117,666	121,640
Ford Motor Credit Company LLC 2.90% 2028	19,180	18,292
Ford Motor Credit Company LLC 5.113% 2029	25,589	27,425
Ford Motor Credit Company LLC 4.00% 2030	24,614	24,786
General Motors Company 4.35% 2025	2,150	2,281
General Motors Company 6.125% 2025	9,825	11,082
General Motors Company 4.20% 2027	800	855
General Motors Company 6.80% 2027	1,530	1,839
General Motors Company 6.60% 2036	9,460	12,133
General Motors Company 6.75% 2046	15,230	20,618
General Motors Financial Co. 3.15% 2022	50	50
General Motors Financial Co. 3.55% 2022	2,900	2,934
General Motors Financial Co. 3.70% 2023	4,775	4,889
General Motors Financial Co. 1.20% 2024	11,390	11,144
General Motors Financial Co. 3.50% 2024	10,829	11,209
General Motors Financial Co. 5.10% 2024	6,675	7,079
General Motors Financial Co. 2.75% 2025	4,375	4,436
General Motors Financial Co. 4.30% 2025	200	211
General Motors Financial Co. 1.50% 2026	19,476	18,668
General Motors Financial Co. 4.00% 2026	3,618	3,820
General Motors Financial Co. 2.35% 2027	16,839	16,554
General Motors Financial Co. 2.70% 2027	13,020	12,953
General Motors Financial Co. 2.40% 2028	13,319	12,857
General Motors Financial Co. 2.40% 2028	9,238	8,971
General Motors Financial Co. 2.35% 2031	16,900	15,825
General Motors Financial Co. 2.70% 2031	4,625	4,410
General Motors Financial Co. 3.10% 2032	9,000	8,821
Grand Canyon University 3.25% 2023	2,500	2,485
Grand Canyon University 4.375% 2026	5,000	4,943
Hanesbrands, Inc. 4.625% 2024[7]	16,610	16,942
Hanesbrands, Inc. 4.875% 2026[7]	33,027	34,269
Hilton Grand Vacations Borrower 5.00% 2029[7]	8,560	8,532
Hilton Worldwide Holdings, Inc. 4.875% 2030	16,185	16,728
Hilton Worldwide Holdings, Inc. 4.00% 2031[7]	22,215	21,872
Home Depot, Inc. 1.50% 2028	25,000	24,023
Home Depot, Inc. 3.90% 2028	1,150	1,261
Home Depot, Inc. 2.95% 2029	5,000	5,172
Home Depot, Inc. 1.875% 2031	7,500	7,099
Home Depot, Inc. 5.95% 2041	12,500	17,079
Home Depot, Inc. 4.50% 2048	601	731
Hyundai Capital America 2.85% 2022[7]	8,235	8,311

16	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Hyundai Capital America 3.10% 2022[7]	$9,720	$9,760
Hyundai Capital America 3.25% 2022[7]	11,817	11,972
Hyundai Capital America 3.95% 2022[7]	8,000	8,000
Hyundai Capital America 1.25% 2023[7]	7,561	7,496
Hyundai Capital America 2.375% 2023[7]	21,815	22,046
Hyundai Capital America 5.75% 2023[7]	5,000	5,236
Hyundai Capital America 0.875% 2024[7]	8,000	7,799
Hyundai Capital America 1.00% 2024[7]	10,550	10,260
Hyundai Capital America 1.80% 2025[7]	1,871	1,831
Hyundai Capital America 2.65% 2025[7]	28,554	28,935
Hyundai Capital America 5.875% 2025[7]	5,000	5,554
Hyundai Capital America 1.30% 2026[7]	9,000	8,618
Hyundai Capital America 1.50% 2026[7]	7,575	7,272
Hyundai Capital America 1.65% 2026[7]	10,625	10,223
Hyundai Capital America 2.375% 2027[7]	1,169	1,144
Hyundai Capital America 3.00% 2027[7]	22,765	23,030
Hyundai Capital America 1.80% 2028[7]	7,931	7,509
Hyundai Capital America 2.00% 2028[7]	5,009	4,739
Hyundai Capital America 2.10% 2028[7]	4,875	4,602
Hyundai Capital Services, Inc. 2.125% 2025[7]	2,600	2,585
Hyundai Capital Services, Inc. 1.25% 2026[7]	3,490	3,352
International Game Technology PLC 6.50% 2025[7]	19,330	20,596
International Game Technology PLC 5.25% 2029[7]	49,672	50,819
Kontoor Brands, Inc. 4.125% 2029[7]	5,180	4,975
LCM Investments Holdings II, LLC 4.875% 2029[7]	1,807	1,744
Levi Strauss & Co. 3.50% 2031[7]	6,305	6,098
Limited Brands, Inc. 6.625% 2030[7]	7,165	7,705
Limited Brands, Inc. 6.875% 2035	18,673	21,509
Limited Brands, Inc. 6.75% 2036	2,555	2,908
Lindblad Expeditions, LLC 6.75% 2027[7]	5,035	5,085
Lithia Motors, Inc. 3.875% 2029[7]	11,355	11,173
Lithia Motors, Inc. 4.375% 2031[7]	4,550	4,583
Marriott International, Inc. 5.75% 2025	527	584
Marriott International, Inc. 3.125% 2026	660	678
Marriott International, Inc. 2.75% 2033	3,970	3,713
Marriott Ownership Resorts, Inc. 4.50% 2029[7]	2,595	2,550
Melco International Development, Ltd. 5.75% 2028[7]	11,330	10,893
Merlin Entertainment 5.75% 2026[7]	7,210	7,494
MGM Growth Properties LLC 5.625% 2024	3,505	3,710
MGM Growth Properties LLC 4.625% 2025[7]	15,715	16,448
MGM Growth Properties LLC 3.875% 2029[7]	27,355	28,150
MGM Resorts International 6.00% 2023	5,355	5,534
MGM Resorts International 4.50% 2026	3,075	3,217
MGM Resorts International 5.50% 2027	3,617	3,742
Midwest Gaming Borrower, LLC 4.875% 2029[7]	13,870	13,574
Mohegan Gaming & Entertainment 8.00% 2026[7]	32,190	32,774
Neiman Marcus Group, LLC 7.125% 2026[7]	5,920	6,108
Newell Brands, Inc. 5.875% 2036[12]	1,010	1,189
Newell Rubbermaid, Inc. 4.875% 2025	6,570	6,907
Nissan Motor Acceptance Co. LLC 1.125% 2024[7]	7,850	7,621
Nissan Motor Acceptance Co. LLC 1.85% 2026[7]	17,890	17,097
Nissan Motor Acceptance Co. LLC 2.45% 2028[7]	11,160	10,613
Nissan Motor Co., Ltd. 2.60% 2022[7]	6,560	6,627
Nissan Motor Co., Ltd. 3.043% 2023[7]	400	407
Nissan Motor Co., Ltd. 3.522% 2025[7]	800	826
Nissan Motor Co., Ltd. 2.00% 2026[7]	16,020	15,496
Nissan Motor Co., Ltd. 4.345% 2027[7]	4,070	4,306
Nissan Motor Co., Ltd. 2.75% 2028[7]	20,125	19,547
Nissan Motor Co., Ltd. 4.81% 2030[7]	27,800	30,143
Panther BF Aggregator 2, LP 6.25% 2026[7]	4,670	4,833
Panther BF Aggregator 2, LP 8.50% 2027[7]	8,795	9,208
Party City Holdings, Inc. 8.75% 2026[7]	20,874	21,031
Penske Automotive Group, Inc., 3.75% 2029	7,275	6,859
Premier Entertainment Sub LLC 5.625% 2029[7]	8,850	8,352
Premier Entertainment Sub LLC 5.875% 2031[7]	8,850	8,352
Real Hero Merger Sub 2, Inc. 6.25% 2029[7]	21,550	21,129
Royal Caribbean Cruises, Ltd. 11.50% 2025[7]	10,176	11,277

The Income Fund of America	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Royal Caribbean Cruises, Ltd. 4.25% 2026[7]	$17,255	$16,134
Royal Caribbean Cruises, Ltd. 5.375% 2027[7]	20,555	19,914
Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025	14,080	14,313
Sally Holdings LLC and Sally Capital, Inc. 8.75% 2025[7]	10,611	11,180
Sands China, Ltd. 3.80% 2026	8,325	8,171
Sands China, Ltd. 2.30% 2027[7]	1,727	1,573
Scientific Games Corp. 8.625% 2025[7]	13,110	13,912
Scientific Games Corp. 8.25% 2026[7]	41,310	43,172
Scientific Games Corp. 7.00% 2028[7]	11,379	11,968
Scientific Games Corp. 7.25% 2029[7]	24,515	26,593
Six Flags Entertainment Corp. 4.875% 2024[7]	11,570	11,605
Six Flags Theme Parks, Inc. 7.00% 2025[7]	3,500	3,653
Sonic Automotive, Inc. 4.625% 2029[7]	30,525	29,848
Sonic Automotive, Inc. 4.875% 2031[7]	3,680	3,563
Starbucks Corp. 3.50% 2050	1,400	1,389
Stellantis Finance US, Inc. 1.711% 2027[7]	7,175	6,912
Stellantis Finance US, Inc. 2.691% 2031[7]	5,075	4,811
Tempur Sealy International, Inc. 4.00% 2029[7]	4,710	4,523
Tempur Sealy International, Inc. 3.875% 2031[7]	6,270	5,859
The Gap, Inc. 3.625% 2029[7]	2,507	2,336
The Gap, Inc. 3.875% 2031[7]	1,670	1,552
Toyota Motor Credit Corp. 0.45% 2024	25,283	24,828
Toyota Motor Credit Corp. 0.80% 2026	13,440	12,864
Toyota Motor Credit Corp. 1.90% 2027	20,000	19,889
Toyota Motor Credit Corp. 3.05% 2028	4,050	4,268
Travel + Leisure Co. 4.50% 2029[7]	13,020	12,589
Truck Hero, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.00% 2028[10,11]	33,411	33,374
Vail Resorts, Inc. 6.25% 2025[7]	6,270	6,496
VICI Properties LP 4.25% 2026[7]	3,660	3,706
VICI Properties LP 4.625% 2029[7]	7,565	7,799
VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[7]	7,795	7,774
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[7]	2,025	2,009
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[7]	36,040	36,215
Volkswagen Group of America Finance, LLC 2.70% 2022[7]	3,150	3,184
Volkswagen Group of America Finance, LLC 2.90% 2022[7]	1,650	1,660
Volkswagen Group of America Finance, LLC 3.125% 2023[7]	2,000	2,043
Volkswagen Group of America Finance, LLC 4.25% 2023[7]	7,365	7,694
Volkswagen Group of America Finance, LLC 2.85% 2024[7]	4,870	4,992
Volkswagen Group of America Finance, LLC 1.25% 2025[7]	5,665	5,479
Volkswagen Group of America Finance, LLC 3.35% 2025[7]	6,326	6,568
Volkswagen Group of America Finance, LLC 4.625% 2025[7]	2,911	3,150
Volkswagen Group of America Finance, LLC 3.20% 2026[7]	8,003	8,294
Volkswagen Group of America Finance, LLC 4.75% 2028[7]	2,000	2,245
WASH Multifamily Acquisition, Inc. 5.75% 2026[7]	15,475	15,695
Wheel Pros, Inc. 6.50% 2029[7]	19,938	18,567
Wyndham Destinations, Inc. 4.625% 2030[7]	5,750	5,637
Wyndham Worldwide Corp. 4.375% 2028[7]	14,805	14,713
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[7]	14,498	14,513
Wynn Resorts, Ltd. 7.75% 2025[7]	9,075	9,460
		2,607,578

Health care 1.59%
AbbVie, Inc. 2.95% 2026	2,890	2,975
AbbVie, Inc. 4.55% 2035	6,750	7,683
AbbVie, Inc. 4.30% 2036	1,003	1,125
AbbVie, Inc. 4.75% 2045	1,203	1,394
AdaptHealth, LLC 5.125% 2030[7]	4,345	4,260
AmerisourceBergen Corp. 0.737% 2023	9,914	9,856
Anthem, Inc. 2.375% 2025	2,046	2,078
AstraZeneca Finance LLC 1.20% 2026	10,098	9,796
AstraZeneca Finance LLC 1.75% 2028	5,612	5,432
AstraZeneca Finance LLC 2.25% 2031	350	342
AstraZeneca PLC 3.375% 2025	4,500	4,738
AstraZeneca PLC 3.00% 2051	1,146	1,119
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 3.855% 2026[10,11]	20,886	20,786
Avantor Funding, Inc. 4.625% 2028[7]	27,540	27,523

18	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Avantor Funding, Inc. 3.875% 2029[7]	$9,580	$9,214
Bausch Health Companies, Inc. 9.25% 2026[7]	7,650	7,889
Bausch Health Companies, Inc. 6.125% 2027[7]	11,350	11,412
Bausch Health Companies, Inc. 4.875% 2028[7]	21,380	20,315
Bausch Health Companies, Inc. 5.00% 2028[7]	7,859	6,639
Bausch Health Companies, Inc. 7.00% 2028[7]	9,470	8,509
Bausch Health Companies, Inc. 5.00% 2029[7]	8,000	6,452
Bausch Health Companies, Inc. 6.25% 2029[7]	700	593
Bausch Health Companies, Inc. 5.25% 2031[7]	29,185	23,275
Baxter International, Inc. 1.322% 2024[7]	21,489	21,128
Baxter International, Inc. 1.915% 2027[7]	21,489	21,093
Baxter International, Inc. 2.272% 2028[7]	11,534	11,299
Bayer US Finance II LLC 3.875% 2023[7]	3,850	3,980
Bayer US Finance II LLC 4.25% 2025[7]	20,143	21,489
Bayer US Finance II LLC 4.40% 2044[7]	13,090	13,913
Boston Scientific Corp. 1.90% 2025	9,109	9,066
Boston Scientific Corp. 3.85% 2025	2,543	2,688
Catalent Pharma Solutions, Inc. 5.00% 2027[7]	3,292	3,357
Catalent Pharma Solutions, Inc. 3.125% 2029[7]	17,495	16,384
Catalent Pharma Solutions, Inc. 3.50% 2030[7]	4,915	4,603
Centene Corp. 4.25% 2027	50,425	51,735
Centene Corp. 2.45% 2028	35,440	33,765
Centene Corp. 4.625% 2029	91,420	95,208
Centene Corp. 3.00% 2030	28,035	27,247
Centene Corp. 3.375% 2030	29,100	28,601
Centene Corp. 2.50% 2031	12,110	11,258
Centene Corp. 2.625% 2031	2,630	2,465
Charles River Laboratories International, Inc. 4.25% 2028[7]	27,595	27,502
Charles River Laboratories International, Inc. 3.75% 2029[7]	2,500	2,415
Cigna Corp. 4.80% 2038	1,609	1,852
Community Health Systems, Inc. 5.625% 2027[7]	4,815	4,849
Community Health Systems, Inc. 6.00% 2029[7]	8,870	9,051
Community Health Systems, Inc. 5.25% 2030[7]	20,450	20,398
CVS Health Corp. 1.30% 2027	15,523	14,627
DaVita, Inc. 4.625% 2030[7]	20,900	20,364
Eli Lilly and Company 3.375% 2029	1,353	1,448
Encompass Health Corp. 4.50% 2028	13,743	13,738
Encompass Health Corp. 4.75% 2030	4,560	4,510
GlaxoSmithKline PLC 3.625% 2025	5,915	6,245
Grifols Escrow Issuer SA 4.75% 2028[7]	14,480	14,414
HCA, Inc. 5.375% 2025	3,560	3,794
HCA, Inc. 5.375% 2026	6,680	7,256
HCA, Inc. 5.875% 2026	13,870	15,116
HCA, Inc. 5.625% 2028	15,390	17,179
HCA, Inc. 3.50% 2030	20,534	20,474
HealthEquity, Inc. 4.50% 2029[7]	12,715	12,445
Jazz Securities DAC 4.375% 2029[7]	14,125	13,971
Mallinckrodt PLC 10.00% 2025[7]	12,820	13,443
Merck & Co., Inc. 1.90% 2028	10,442	10,228
Merck & Co., Inc. 2.15% 2031	9,896	9,567
Merck & Co., Inc. 2.75% 2051	5,514	5,068
Molina Healthcare, Inc. 4.375% 2028[7]	4,840	4,862
Molina Healthcare, Inc. 3.875% 2030[7]	12,815	12,660
Molina Healthcare, Inc. 3.875% 2032[7]	21,755	21,025
Mozart Debt Merger Sub, Inc. 5.25% 2029[7]	19,410	18,911
Novant Health, Inc. 3.168% 2051	6,000	5,949
Novartis Capital Corp. 2.00% 2027	3,090	3,082
Option Care Health, Inc. 4.375% 2029[7]	16,625	16,224
Organon Finance 1 LLC 4.125% 2028[7]	25,670	25,320
Organon Finance 1 LLC 5.125% 2031[7]	9,060	9,076
Owens & Minor, Inc. 4.375% 2024	32,762	34,411
Owens & Minor, Inc. 4.50% 2029[7]	30,390	29,568
Par Pharmaceutical, Inc. 7.50% 2027[7]	39,748	40,064
Pfizer, Inc. 3.45% 2029	9,000	9,648
Radiology Partners, Inc. 9.25% 2028[7]	21,890	21,829
Rede D’Or Finance SARL 4.95% 2028	1,820	1,830
Rede D’Or Finance SARL 4.50% 2030	8,840	8,394

The Income Fund of America	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Rotech Healthcare, Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% PIK 2023[1,4,5,9,10,11]	$18,457	$18,457
RP Escrow Issuer, LLC 5.25% 2025[7]	6,290	6,122
Select Medical Holdings Corp. 6.25% 2026[7]	18,853	19,407
Shire PLC 2.875% 2023	4,425	4,512
Summa Health 3.511% 2051	2,650	2,671
Surgery Center Holdings 10.00% 2027[7]	13,180	13,871
Syneos Health, Inc. 3.625% 2029[7]	12,340	11,713
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	12,910	13,514
Tenet Healthcare Corp. 4.625% 2024	5,642	5,670
Tenet Healthcare Corp. 4.875% 2026[7]	85,830	86,312
Tenet Healthcare Corp. 5.125% 2027[7]	13,695	13,747
Tenet Healthcare Corp. 4.25% 2029[7]	22,940	22,150
Tenet Healthcare Corp. 4.375% 2030[7]	10,985	10,605
Teva Pharmaceutical Finance Co. BV 6.00% 2024	75,669	77,182
Teva Pharmaceutical Finance Co. BV 7.125% 2025	30,880	32,260
Teva Pharmaceutical Finance Co. BV 3.15% 2026	93,630	86,140
Teva Pharmaceutical Finance Co. BV 4.75% 2027	37,850	36,667
Teva Pharmaceutical Finance Co. BV 6.75% 2028	198,365	210,914
Teva Pharmaceutical Finance Co. BV 5.125% 2029	73,715	71,640
Teva Pharmaceutical Finance Co. BV 4.10% 2046	78,410	63,474
Teva Pharmaceutical Finance Co., LLC 6.15% 2036	2,435	2,488
Thermo Fisher Scientific, Inc. 1.75% 2028	4,505	4,338
Thermo Fisher Scientific, Inc. 2.00% 2031	6,658	6,335
UnitedHealth Group, Inc. 1.15% 2026	5,633	5,460
UnitedHealth Group, Inc. 2.30% 2031	4,934	4,795
UnitedHealth Group, Inc. 3.05% 2041	8,325	8,152
UnitedHealth Group, Inc. 3.25% 2051	5,379	5,371
Valeant Pharmaceuticals International, Inc. 5.50% 2025[7]	13,550	13,671
Valeant Pharmaceuticals International, Inc. 6.125% 2025[7]	48,127	49,084
Valeant Pharmaceuticals International, Inc. 9.00% 2025[7]	16,475	17,233
Valeant Pharmaceuticals International, Inc. 8.50% 2027[7]	5,425	5,493
Zimmer Holdings, Inc. 3.15% 2022	9,455	9,474
		2,044,413

Communication services 1.54%
Alphabet, Inc. 2.25% 2060	3,900	3,170
Altice France SA 5.125% 2029[7]	71,122	66,136
AT&T, Inc. 1.70% 2026	19,050	18,631
AT&T, Inc. 1.65% 2028	7,175	6,834
AT&T, Inc. 3.30% 2052	2,350	2,157
AT&T, Inc. 3.50% 2053	32,535	30,978
AT&T, Inc. 3.55% 2055	5,450	5,157
British Telecommunications PLC 9.625% 2030[12]	4,011	5,734
Cablevision Systems Corp. 5.375% 2028[7]	8,500	8,539
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[7]	13,485	13,840
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[7]	13,250	13,428
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[7]	24,050	23,488
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[7]	28,552	28,371
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	12,414	11,768
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[7]	33,100	31,635
CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	23,341	21,037
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032	19,415	18,742
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2032[7]	17,075	16,826
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2033[7]	29,070	27,699
Centerfield Media Parent, Inc. 6.625% 2026[7]	13,330	13,240
CenturyLink, Inc. 4.00% 2027[7]	45,226	43,488
CenturyLink, Inc. 7.65% 2042	270	272
CenturyLink, Inc., Series T, 5.80% 2022	5,100	5,119
Cinemark USA, Inc. 5.875% 2026[7]	5,580	5,490
Cogent Communications Group, Inc. 3.50% 2026[7]	10,700	10,501
Comcast Corp. 2.887% 2051[7]	11,570	10,502
CSC Holdings, LLC 3.375% 2031[7]	14,725	12,874
Deutsche Telekom International Finance BV 9.25% 2032	13,095	20,240
Diamond Sports Group LLC 6.625% 2027[7]	26,485	7,002
DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 5.75% 2027[10,11]	14,096	14,134
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.875% 2027[7]	31,010	31,199

20	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
DISH DBS Corp. 5.125% 2029	$17,200	$15,031
Embarq Corp. 7.995% 2036	15,460	15,937
Epicor Software Corp., Term Loan C, (3-month USD-LIBOR + 3.25%) 4.00% 2027[10,11]	1,358	1,356
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 8.75% 2028[10,11]	1,950	1,999
Fox Corp. 4.03% 2024	1,120	1,171
Front Range BidCo, Inc. 6.125% 2028[7]	22,932	21,691
Frontier Communications Corp. 5.875% 2027[7]	20,705	21,353
Frontier Communications Corp. 5.00% 2028[7]	43,050	42,718
Frontier Communications Corp. 6.75% 2029[7]	42,568	42,749
Frontier Communications Holdings, LLC 5.875% 2029	9,300	8,966
Frontier Communications Holdings, LLC 6.00% 2030[7]	9,875	9,546
Gray Escrow II, Inc. 5.375% 2031[7]	7,825	7,730
Gray Television, Inc. 7.00% 2027[7]	17,880	18,970
iHeartCommunications, Inc. 5.25% 2027[7]	19,450	19,781
Inmarsat PLC 6.75% 2026[7]	16,600	17,226
Intelsat Jackson Holding Co. 8.00% 2024[7]	40,265	40,944
Intelsat Jackson Holding Co. 6.50% 2030[1,4,7]	18,065	17,884
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 4.75%) 5.75% 2022[10,11]	28,067	28,054
Intelsat Jackson Holding Co., Term Loan B3, (USD Prime Rate + 4.75%) 8.00% 2023[10,11]	10	10
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[10]	96	97
Kantar Group LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 5.25% 2026[10,11]	6,364	6,382
Lamar Media Corp. 3.75% 2028	5,094	4,982
Lamar Media Corp. 4.875% 2029	21,525	21,902
Lamar Media Corp. 3.625% 2031	8,515	7,933
Level 3 Financing, Inc. 3.75% 2029[7]	10,000	9,141
Liberty Global PLC 5.50% 2028[7]	7,975	8,111
Ligado Networks LLC 15.50% PIK 2023[7,9]	24,783	18,504
Live Nation Entertainment, Inc. 3.75% 2028[7]	5,950	5,757
Midas OpCo Holdings LLC 5.625% 2029[7]	16,750	16,496
Netflix, Inc. 3.625% 2025[7]	290	301
Netflix, Inc. 4.875% 2028	2,680	2,954
Netflix, Inc. 5.875% 2028	19,942	23,136
Netflix, Inc. 5.375% 2029[7]	25,914	29,669
Netflix, Inc. 6.375% 2029	12,500	14,940
Netflix, Inc. 4.875% 2030[7]	17,802	19,850
News Corp. 3.875% 2029[7]	17,450	16,775
Nexstar Broadcasting, Inc. 4.75% 2028[7]	37,975	37,588
Nexstar Escrow Corp. 5.625% 2027[7]	16,010	16,434
SBA Tower Trust 1.631% 2026[7]	23,592	22,907
Scripps Escrow II, Inc. 3.875% 2029[7]	7,300	6,978
Sinclair Television Group, Inc. 4.125% 2030[7]	5,150	4,746
Sirius XM Radio, Inc. 5.00% 2027[7]	4,791	4,898
Sirius XM Radio, Inc. 4.00% 2028[7]	33,150	32,127
Sirius XM Radio, Inc. 4.125% 2030[7]	19,300	18,417
Sirius XM Radio, Inc. 3.875% 2031[7]	26,335	24,406
Sprint Corp. 7.125% 2024	10,000	10,912
Sprint Corp. 7.625% 2025	36,000	40,109
Sprint Corp. 7.625% 2026	46,270	53,048
Sprint Corp. 6.875% 2028	73,237	87,227
Sprint Corp. 8.75% 2032	18,285	25,571
Summer (BC) BidCo B LLC 5.50% 2026[7]	10,930	10,722
TEGNA, Inc. 4.75% 2026[7]	12,425	12,645
TEGNA, Inc. 5.00% 2029	9,875	9,735
T-Mobile US, Inc. 2.25% 2026[7]	8,000	7,723
T-Mobile US, Inc. 2.625% 2026	6,250	6,135
T-Mobile US, Inc. 2.05% 2028	11,475	11,052
T-Mobile US, Inc. 2.40% 2029[7]	2,929	2,837
T-Mobile US, Inc. 3.375% 2029[7]	30,975	30,491
T-Mobile US, Inc. 2.55% 2031	1,790	1,707
T-Mobile US, Inc. 2.875% 2031	20,450	19,257
T-Mobile US, Inc. 3.50% 2031	29,500	28,830
T-Mobile US, Inc. 2.70% 2032[7]	6,775	6,496
T-Mobile US, Inc. 3.40% 2052[7]	4,589	4,231
Trilogy International South Pacific LLC / TISP Finance, Inc. 8.875% 2023[7]	59,784	59,525
Univision Communications, Inc. 6.625% 2027[7]	30,575	32,307
Univision Communications, Inc. 4.50% 2029[7]	62,230	61,738

The Income Fund of America	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
UPC Broadband Finco BV 4.875% 2031[7]	$48,900	$48,526
Verizon Communications, Inc. 2.10% 2028	7,900	7,707
Verizon Communications, Inc. 2.55% 2031	6,100	5,962
Verizon Communications, Inc. 3.40% 2041	10,000	9,918
Verizon Communications, Inc. 2.875% 2050	15,000	13,390
Virgin Media O2 4.25% 2031[7]	25,888	24,027
Virgin Media Secured Finance PLC 4.50% 2030[7]	21,070	20,056
VMED O2 UK Financing I PLC 4.75% 2031[7]	1,068	1,022
Vodafone Group PLC 4.25% 2050	7,275	7,817
VZ Secured Financing BV 5.00% 2032[7]	21,590	20,859
Warner Music Group 3.875% 2030[7]	14,800	14,147
Warner Music Group 3.00% 2031[7]	6,260	5,692
Ziggo Bond Co. BV 5.125% 2030[7]	21,600	20,527
Ziggo Bond Finance BV 4.875% 2030[7]	17,075	16,552
ZipRecruiter, Inc. 5.00% 2030[7]	17,000	16,843
		1,992,121

Industrials 1.30%
ADT Security Corp. 4.125% 2029[7]	8,480	7,992
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.75% 2026	3,978	3,826
Air Lease Corp. 2.875% 2026	24,541	24,771
Air Lease Corp. 2.20% 2027	8,500	8,263
Air Lease Corp. 2.10% 2028	5,900	5,525
Allison Transmission Holdings, Inc. 3.75% 2031[7]	24,460	22,768
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024	1,606	1,615
Associated Materials, LLC 9.00% 2025[1,4,7]	20,801	23,994
Atkore, Inc. 4.25% 2031[7]	12,215	12,042
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 6.25% 2029[10,11]	4,070	4,139
ATS Automation Tooling Systems, Inc. 4.125% 2028[7]	3,975	3,921
Avis Budget Car Rental, LLC 5.75% 2027[7]	9,675	9,968
Avis Budget Group, Inc. 5.375% 2029[7]	18,760	18,826
Avolon Holdings Funding, Ltd. 3.625% 2022[7]	3,935	3,954
Avolon Holdings Funding, Ltd. 3.95% 2024[7]	22,645	23,430
Avolon Holdings Funding, Ltd. 2.125% 2026[7]	17,179	16,514
Avolon Holdings Funding, Ltd. 4.25% 2026[7]	8,919	9,263
Avolon Holdings Funding, Ltd. 2.528% 2027[7]	4,438	4,213
Avolon Holdings Funding, Ltd. 3.25% 2027[7]	17,000	16,893
Avolon Holdings Funding, Ltd. 2.75% 2028[7]	10,000	9,574
Boeing Company 4.508% 2023	9,279	9,595
Boeing Company 1.95% 2024	1,184	1,190
Boeing Company 2.80% 2024	545	556
Boeing Company 4.875% 2025	52,103	56,138
Boeing Company 2.196% 2026	23,663	23,276
Boeing Company 2.75% 2026	16,896	17,124
Boeing Company 3.10% 2026	1,454	1,478
Boeing Company 5.04% 2027	24,986	27,600
Boeing Company 3.25% 2028	18,877	19,301
Boeing Company 3.25% 2028	1,025	1,041
Boeing Company 5.15% 2030	59,655	67,236
Boeing Company 3.625% 2031	26,616	27,377
Boeing Company 3.60% 2034	9,000	9,013
Boeing Company 3.50% 2039	1,264	1,201
Boeing Company 3.90% 2049	3,149	3,096
Boeing Company 3.75% 2050	1,805	1,753
Boeing Company 5.805% 2050	24,779	31,218
Bombardier, Inc. 7.50% 2024[7]	8,850	9,172
Bombardier, Inc. 7.50% 2025[7]	3,515	3,565
Bombardier, Inc. 7.125% 2026[7]	33,195	33,795
Bombardier, Inc. 7.875% 2027[7]	52,985	53,773
Bombardier, Inc. 6.00% 2028[7]	22,125	21,468
Builders FirstSource, Inc. 4.25% 2032[7]	8,610	8,443
Burlington Northern Santa Fe LLC 3.55% 2050	10,000	10,594
BWX Technologies, Inc. 4.125% 2028[7]	5,190	5,127
BWX Technologies, Inc. 4.125% 2029[7]	13,070	12,911
Canadian National Railway Company 3.20% 2046	1,980	1,990
Canadian Pacific Railway, Ltd. 1.75% 2026	3,515	3,452
Canadian Pacific Railway, Ltd. 2.45% 2031	5,255	5,165

22	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Canadian Pacific Railway, Ltd. 3.10% 2051	$5,532	$5,295
Carrier Global Corp. 2.722% 2030	2,000	1,977
Carrier Global Corp. 3.577% 2050	4,100	4,089
Clarivate Science Holdings Corp. 3.875% 2028[7]	6,595	6,303
Clarivate Science Holdings Corp. 4.875% 2029[7]	25,680	24,507
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022	229	229
CoreLogic, Inc. 4.50% 2028[7]	74,831	71,815
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[10,11]	3,525	3,538
Covert Mergeco, Inc. 4.875% 2029[7]	19,290	19,190
CSX Corp. 3.80% 2028	1,550	1,663
CSX Corp. 4.50% 2049	3,785	4,438
Dun & Bradstreet Corp. 5.00% 2029[7]	36,197	36,162
General Dynamics Corp. 3.625% 2030	6,433	6,985
General Electric Capital Corp. 4.418% 2035	5,563	6,352
General Electric Co., Series D, (3-month USD-LIBOR + 3.33%) 3.533% junior subordinated perpetual bonds[11]	95,170	93,505
Harsco Corp. 5.75% 2027[7]	18,440	18,694
Honeywell International, Inc. 2.30% 2024	4,405	4,480
Howmet Aerospace, Inc. 6.875% 2025	2,815	3,118
Icahn Enterprises Finance Corp. 4.75% 2024	15,260	15,499
JELD-WEN Holding, Inc. 4.875% 2027[7]	16,745	16,738
L3Harris Technologies, Inc. 1.80% 2031	8,925	8,229
Labl Escrow Issuer, LLC 10.50% 2027[7]	7,000	7,200
LSC Communications, Inc. 8.75% 2023[1,4,7,13]	25,850	251
LSC Communications, Inc., Term Loan B, (USD Prime Rate + 4.50%) 7.75% 2022[1,4,10,11,13]	3,697	36
Masco Corp. 1.50% 2028	8,605	8,072
Masco Corp. 2.00% 2031	4,970	4,623
Masco Corp. 3.125% 2051	2,294	2,149
MasTec, Inc. 4.50% 2028[7]	19,290	19,565
Meritor, Inc. 4.50% 2028[7]	4,600	4,485
Mexico City Airport Trust 3.875% 2028[7]	770	779
Mexico City Airport Trust 5.50% 2046	2,303	2,161
Mexico City Airport Trust 5.50% 2047	4,482	4,184
Mexico City Airport Trust 5.50% 2047[7]	215	201
Moog, Inc. 4.25% 2027[7]	11,829	11,887
Mueller Water Products, Inc. 4.00% 2029[7]	5,110	5,016
NESCO Holdings II, Inc. 5.50% 2029[7]	4,615	4,577
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[7]	10,150	10,155
Nielsen Finance LLC and Nielsen Finance Co. 5.875% 2030[7]	7,630	7,655
Norfolk Southern Corp. 3.05% 2050	3,727	3,520
Northrop Grumman Corp. 3.25% 2028	8,995	9,356
Otis Worldwide Corp. 2.293% 2027	2,440	2,429
PGT Innovations, Inc. 4.375% 2029[7]	12,095	11,683
Raytheon Technologies Corp. 1.90% 2031	13,845	12,779
Raytheon Technologies Corp. 2.82% 2051	15,000	13,351
Ritchie Bros. Holdings, Inc. 4.75% 2031[7]	13,295	13,408
Roller Bearing Company of America, Inc. 4.375% 2029[7]	2,905	2,879
Rolls-Royce PLC 5.75% 2027[7]	16,750	17,615
Sensata Technologies Holding BV 4.00% 2029[7]	8,455	8,370
Sensata Technologies, Inc. 3.75% 2031[7]	7,225	6,799
Siemens AG 1.20% 2026[7]	22,471	21,740
Siemens AG 1.70% 2028[7]	12,575	12,096
SkyMiles IP, Ltd. 4.75% 2028[7]	38,545	41,188
SRS Distribution, Inc. 6.125% 2029[7]	5,975	5,863
Stericycle, Inc. 3.875% 2029[7]	29,030	27,624
The Brink’s Co. 4.625% 2027[7]	12,800	12,979
TransDigm, Inc. 6.25% 2026[7]	61,602	63,666
TransDigm, Inc. 5.50% 2027	48,114	48,433
TransDigm, Inc. 4.625% 2029	9,870	9,391
Triton Container International, Ltd. 1.15% 2024[7]	3,938	3,858
Triton Container International, Ltd. 3.15% 2031[7]	7,222	7,098
Triumph Group, Inc. 6.25% 2024[7]	4,320	4,310
Triumph Group, Inc. 8.875% 2024[7]	5,981	6,392
Triumph Group, Inc. 7.75% 2025[7]	3,875	3,842
Uber Technologies, Inc. 8.00% 2026[7]	13,105	13,912
Union Pacific Corp. 3.75% 2025	4,720	5,014

The Income Fund of America	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Union Pacific Corp. 2.15% 2027	$1,854	$1,862
Union Pacific Corp. 2.40% 2030	1,931	1,914
Union Pacific Corp. 2.891% 2036	3,245	3,237
Union Pacific Corp. 2.95% 2052	12,966	12,211
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024	2,328	2,374
United Airlines Holdings, Inc. 6.50% 2027[7]	31,525	33,548
United Airlines, Inc. 4.375% 2026[7]	6,180	6,145
United Airlines, Inc. 4.625% 2029[7]	19,675	19,502
United Rentals, Inc. 5.25% 2030	6,840	7,193
United Rentals, Inc. 3.875% 2031	8,600	8,390
United Rentals, Inc. 3.75% 2032	4,750	4,590
United Technologies Corp. 3.95% 2025	5,290	5,643
Vertical Holdco GMBH 7.625% 2028[7]	8,825	9,303
Vertical U.S. Newco, Inc. 5.25% 2027[7]	9,075	9,206
Virgin Australia Holdings, Ltd. 7.875% 2021[7,13]	1,750	82
WESCO Distribution, Inc. 7.125% 2025[7]	5,730	6,009
WESCO Distribution, Inc. 7.25% 2028[7]	6,240	6,702
Westinghouse Air Brake Technologies Corp. 4.40% 2024[12]	1,491	1,563
		1,674,010

Materials 1.05%
Air Products and Chemicals, Inc. 1.85% 2027	1,857	1,838
Alcoa Netherlands Holding BV 5.50% 2027[7]	13,410	14,130
Alcoa Netherlands Holding BV 4.125% 2029[7]	4,150	4,175
Allegheny Technologies, Inc. 4.875% 2029	25,055	24,640
Allegheny Technologies, Inc. 5.125% 2031	13,175	12,922
Anglo American Capital PLC 2.25% 2028[7]	6,553	6,340
Anglo American Capital PLC 2.625% 2030[7]	16,107	15,426
ArcelorMittal 4.25% 2029	2,412	2,543
ArcelorMittal 7.00% 2039	1,733	2,213
ArcelorMittal 6.75% 2041	2,735	3,488
Arconic Corp. 6.00% 2025[7]	10,820	11,172
Arconic Rolled Products Corp. 6.125% 2028[7]	3,300	3,429
Ardagh Group SA 6.50% Cash 2027[7,9]	16,207	16,401
Ardagh Metal Packaging Finance USA LLC 4.00% 2029[7]	21,920	20,917
Ardagh Packaging Finance 5.25% 2025[7]	8,343	8,541
Axalta Coating Systems LLC 4.75% 2027[7]	14,076	14,481
Ball Corp. 3.125% 2031	20,755	19,414
BWAY Parent Co., Inc. 5.50% 2024[7]	9,890	9,891
Canpack SA / Canpack US, LLC 3.875% 2029[7]	16,315	15,653
Cleveland-Cliffs, Inc. 9.875% 2025[7]	5,569	6,231
Cleveland-Cliffs, Inc. 6.75% 2026[7]	6,645	6,974
Cleveland-Cliffs, Inc. 5.875% 2027	54,860	56,833
Cleveland-Cliffs, Inc. 7.00% 2027	1,300	1,359
Cleveland-Cliffs, Inc. 4.625% 2029[7]	22,930	22,408
Cleveland-Cliffs, Inc. 4.875% 2031[7]	8,989	8,824
Constellium SE 3.75% 2029[7]	12,685	12,013
CRH America, Inc. 5.125% 2045[7]	350	434
CVR Partners LP 9.25% 2023[7]	1,052	1,056
CVR Partners LP 6.125% 2028[7]	12,240	12,456
Dow Chemical Co. 3.625% 2026	1,616	1,707
Dow Chemical Co. 3.60% 2050	13,746	13,839
Element Solutions, Inc. 3.875% 2028[7]	21,085	20,279
First Quantum Minerals, Ltd. 6.50% 2024[7]	35,341	35,784
First Quantum Minerals, Ltd. 7.50% 2025[7]	66,150	67,629
First Quantum Minerals, Ltd. 6.875% 2026[7]	24,125	24,943
First Quantum Minerals, Ltd. 6.875% 2027[7]	70,258	74,752
FMG Resources 4.375% 2031[7]	22,780	22,964
Freeport-McMoRan, Inc. 4.25% 2030	8,150	8,313
Freeport-McMoRan, Inc. 5.45% 2043	14,100	16,604
FXI Holdings, Inc. 7.875% 2024[7]	26,258	26,586
FXI Holdings, Inc. 12.25% 2026[7]	32,632	35,821
GPC Merger Sub, Inc. 7.125% 2028[7]	13,595	13,817
Hexion, Inc. 7.875% 2027[7]	28,001	29,710
Huntsman International LLC 2.95% 2031	1,369	1,340
International Flavors & Fragrances, Inc. 1.832% 2027[7]	3,375	3,229
International Flavors & Fragrances, Inc. 3.468% 2050[7]	5,000	4,918

24	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
International Paper Co. 7.30% 2039	$5,615	$8,119
Joseph T. Ryerson & Son, Inc. 8.50% 2028[7]	3,391	3,658
Labl, Inc. 8.25% 2029[7]	13,885	13,252
LSB Industries, Inc. 6.25% 2028[7]	4,490	4,565
LYB International Finance III, LLC 2.25% 2030	6,439	6,162
LYB International Finance III, LLC 3.375% 2040	4,486	4,360
LYB International Finance III, LLC 3.625% 2051	45,707	45,099
LYB International Finance III, LLC 3.80% 2060	4,106	3,977
Mercer International, Inc. 5.125% 2029	5,800	5,730
Methanex Corp. 5.125% 2027	78,955	79,952
Mosaic Co. 3.25% 2022	1,500	1,523
Nova Chemicals Corp. 4.25% 2029[7]	22,875	21,822
Novelis Corp. 4.75% 2030[7]	36,263	36,134
Novelis Corp. 3.875% 2031[7]	19,672	18,558
Nutrien, Ltd. 1.90% 2023	7,974	8,016
Praxair, Inc. 1.10% 2030	4,407	3,996
Rayonier A.M. Products, Inc. 7.625% 2026[7]	1,824	1,872
Rio Tinto Finance (USA), Ltd. 2.75% 2051	7,348	6,743
SCIH Salt Holdings, Inc. 4.875% 2028[7]	40,320	37,896
SCIH Salt Holdings, Inc. 6.625% 2029[7]	23,505	21,991
Scotts Miracle-Gro Co. 4.50% 2029	18,595	18,938
Scotts Miracle-Gro Co. 4.375% 2032	21,410	20,831
Sealed Air Corp. 4.00% 2027[7]	19,239	19,325
Sherwin-Williams Company 3.80% 2049	10,414	11,001
Silgan Holdings, Inc. 4.125% 2028	11,484	11,535
Summit Materials, Inc. 6.50% 2027[7]	9,760	10,028
Summit Materials, Inc. 5.25% 2029[7]	12,425	12,702
Trivium Packaging BV 5.50% 2026[7]	9,902	9,993
Trivium Packaging BV 8.50% 2027[7]	7,865	8,122
Valvoline, Inc. 4.25% 2030[7]	11,680	11,301
Valvoline, Inc. 3.625% 2031[7]	13,689	12,567
Venator Materials Corp. 5.75% 2025[7]	50,220	47,275
Venator Materials Corp. 9.50% 2025[7]	21,172	23,104
W. R. Grace Holdings LLC 4.875% 2027[7]	11,595	11,551
W. R. Grace Holdings LLC 5.625% 2029[7]	9,305	9,003
Warrior Met Coal, Inc. 7.875% 2028[7]	36,115	38,057
Westlake Chemical Corp. 5.00% 2046	350	419
Westlake Chemical Corp. 4.375% 2047	300	333
		1,347,947

Utilities 1.02%
Abu Dhabi National Energy Company PJSC (TAQA) 3.625% 2023[7]	543	556
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2025[7]	17,000	18,226
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2026[7]	200	218
AEP Transmission Co. LLC 3.65% 2050	250	261
AES Corp. 3.30% 2025[7]	17,950	18,356
American Electric Power Company, Inc. 2.95% 2022	12,065	12,211
American Electric Power Company, Inc. 4.30% 2028	3,300	3,593
American Water Cap Corp. 2.80% 2030	1,200	1,212
AmeriGas Partners LP 5.50% 2025	6,850	7,082
Calpine Corp. 5.125% 2028[7]	12,315	12,042
Calpine Corp. 3.75% 2031[7]	12,570	11,443
Colbun SA 3.95% 2027[7]	1,554	1,611
Comisión Federal de Electricidad 3.348% 2031[7]	9,000	8,444
Comisión Federal de Electricidad 4.677% 2051[7]	9,162	8,162
Commonwealth Edison Co. 4.00% 2048	5,225	5,803
Consolidated Edison Company of New York, Inc. 3.60% 2061	8,390	8,370
Dominion Resources, Inc., junior subordinated, 3.071% 2024[12]	2,550	2,616
Duke Energy Indiana, Inc. 4.90% 2043	14,785	17,730
Duke Energy Indiana, Inc. 3.25% 2049	3,100	2,982
Duke Energy Progress, Inc. 4.15% 2044	2,110	2,323
Edison International 3.125% 2022	3,970	4,023
Edison International 3.55% 2024	20,475	21,287
Edison International 4.95% 2025	400	431
Edison International 5.75% 2027	6,745	7,569
Edison International 4.125% 2028	5,866	6,094
EDP Finance BV 3.625% 2024[7]	10,175	10,517

The Income Fund of America	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Electricité de France SA 4.75% 2035[7]	$8,250	$9,418
Electricité de France SA 4.875% 2038[7]	1,750	1,945
Emera US Finance LP 0.833% 2024	1,675	1,634
Emera US Finance LP 2.639% 2031	2,100	2,019
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[12]	36,024	40,752
Empresa Nacional de Electricidad SA 4.25% 2024	900	932
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[7,12]	37,337	41,146
Entergy Corp. 2.80% 2030	6,650	6,547
Entergy Louisiana, LLC 4.20% 2048	5,125	5,776
Eversource Energy 3.80% 2023	4,095	4,254
Exelon Corp. 4.05% 2030	1,000	1,083
Exelon Corp. 4.70% 2050	850	1,010
Exelon Corp., junior subordinated, 3.497% 2022[12]	8,000	8,041
FirstEnergy Corp. 1.60% 2026	989	938
FirstEnergy Corp. 3.50% 2028[7]	2,500	2,591
FirstEnergy Corp. 4.10% 2028[7]	1,325	1,434
FirstEnergy Corp. 2.25% 2030	900	827
FirstEnergy Corp. 2.65% 2030	6,430	6,071
FirstEnergy Corp. 7.375% 2031	14,030	18,001
FirstEnergy Corp. 3.40% 2050	39,900	35,880
FirstEnergy Corp., Series A, 3.10% 2022[12]	38,325	38,328
FirstEnergy Corp., Series B, 4.15% 2027[12]	52,543	53,604
FirstEnergy Transmission LLC 2.866% 2028[7]	10,750	10,586
Georgia Power Co. 2.65% 2029	450	447
Georgia Power Co. 3.70% 2050	1,862	1,888
Gulf Power Co. 3.30% 2027	600	629
Interstate Power and Light Co. 3.25% 2024	3,250	3,366
Israel Electric Corp., Ltd. 8.10% 2096[7]	4,905	7,252
Jersey Central Power & Light Co. 2.75% 2032[7]	1,025	1,011
Mississippi Power Co. 3.95% 2028	6,437	6,931
Mississippi Power Co. 4.25% 2042	2,550	2,808
Monongahela Power Co. 3.55% 2027[7]	2,550	2,694
Northern States Power Co. 4.125% 2044	7,775	8,779
Northern States Power Co. 3.20% 2052	4,715	4,779
NRG Energy, Inc. 3.375% 2029[7]	355	328
NRG Energy, Inc. 3.625% 2031[7]	15,875	14,753
Pacific Gas and Electric Co. 1.75% 2022	30,000	29,994
Pacific Gas and Electric Co. 1.367% 2023	16,175	16,013
Pacific Gas and Electric Co. 3.85% 2023	8,710	8,904
Pacific Gas and Electric Co. 4.25% 2023	20,475	21,027
Pacific Gas and Electric Co. 3.40% 2024	4,510	4,618
Pacific Gas and Electric Co. 3.45% 2025	1,250	1,276
Pacific Gas and Electric Co. 2.95% 2026	22,350	22,384
Pacific Gas and Electric Co. 3.15% 2026	43,971	44,147
Pacific Gas and Electric Co. 2.10% 2027	750	708
Pacific Gas and Electric Co. 3.30% 2027	28,000	27,987
Pacific Gas and Electric Co. 3.30% 2027	10,863	10,926
Pacific Gas and Electric Co. 3.00% 2028	7,415	7,226
Pacific Gas and Electric Co. 3.75% 2028	16,225	16,364
Pacific Gas and Electric Co. 4.65% 2028	10,211	10,803
Pacific Gas and Electric Co. 4.55% 2030	64,037	66,733
Pacific Gas and Electric Co. 2.50% 2031	41,589	38,065
Pacific Gas and Electric Co. 3.25% 2031	5,850	5,623
Pacific Gas and Electric Co. 3.30% 2040	4,050	3,522
Pacific Gas and Electric Co. 3.75% 2042	17,045	14,969
Pacific Gas and Electric Co. 3.50% 2050	7,330	6,259
PacifiCorp 3.30% 2051	1,150	1,135
PacifiCorp, First Mortgage Bonds, 4.125% 2049	11,000	12,242
PG&E Corp. 5.00% 2028	35,335	35,401
PG&E Corp. 5.25% 2030	48,290	47,970
Progress Energy, Inc. 7.00% 2031	4,000	5,245
Public Service Electric and Gas Co. 3.15% 2050	1,950	1,925
Public Service Enterprise Group, Inc. 2.65% 2022	2,075	2,100
Puget Energy, Inc. 5.625% 2022	3,471	3,506
Southern California Edison Co. 1.845% 2022	639	639
Southern California Edison Co. 3.50% 2023	5,000	5,139

26	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Southern California Edison Co. 3.70% 2025	$450	$472
Southern California Edison Co. 2.85% 2029	8,900	8,987
Southern California Edison Co. 4.20% 2029	14,250	15,442
Southern California Edison Co. 2.75% 2032	5,050	4,998
Southern California Edison Co. 5.35% 2035	17,725	21,317
Southern California Edison Co. 5.75% 2035	4,400	5,430
Southern California Edison Co. 5.625% 2036	16,750	20,332
Southern California Edison Co. 5.55% 2037	3,556	4,282
Southern California Edison Co. 5.95% 2038	9,331	11,623
Southern California Edison Co. 4.50% 2040	19,690	21,215
Southern California Edison Co. 4.00% 2047	15,392	16,068
Southern California Edison Co. 4.125% 2048	17,200	18,298
Southern California Edison Co. 4.875% 2049	675	766
Southern California Edison Co. 3.65% 2050	15,972	15,912
Southern California Edison Co. 2.95% 2051	971	872
Southern California Edison Co. 3.65% 2051	1,325	1,327
Southern California Edison Co. 3.45% 2052	7,500	7,213
Southern California Edison Co., Series C, 3.60% 2045	11,875	11,504
Southern Co. 4.25% 2036	1,300	1,399
Southern Co. 4.40% 2046	2,100	2,326
Southwestern Electric Power Co. 1.65% 2026	5,075	4,957
Talen Energy Corp. 6.50% 2025	180	77
Talen Energy Corp. 10.50% 2026[7]	9,895	4,615
Talen Energy Corp. 7.25% 2027[7]	34,489	30,965
Talen Energy Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 3.855% 2026[10,11]	22,052	19,993
Talen Energy Supply, LLC 7.625% 2028[7]	21,100	18,931
Venture Global Calcasieu Pass, LLC 3.875% 2029[7]	13,565	13,565
Virginia Electric and Power Co. 3.45% 2024	560	581
Virginia Electric and Power Co. 3.10% 2025	2,625	2,718
Virginia Electric and Power Co. 2.40% 2032	9,625	9,408
Wisconsin Power and Light Co. 3.65% 2050	350	379
Xcel Energy, Inc. 1.75% 2027	2,975	2,902
Xcel Energy, Inc. 2.60% 2029	3,500	3,510
Xcel Energy, Inc. 2.35% 2031	2,525	2,461
		1,319,339

Consumer staples 0.64%
7-Eleven, Inc. 0.80% 2024[7]	11,565	11,341
7-Eleven, Inc. 0.95% 2026[7]	4,700	4,472
7-Eleven, Inc. 1.30% 2028[7]	6,710	6,250
7-Eleven, Inc. 1.80% 2031[7]	7,001	6,432
Albertsons Companies, Inc. 3.50% 2029[7]	6,195	5,859
Altria Group, Inc. 5.80% 2039	22,295	25,342
Altria Group, Inc. 3.40% 2041	9,000	7,768
Altria Group, Inc. 4.50% 2043	4,000	3,918
Altria Group, Inc. 5.95% 2049	17,533	20,410
Altria Group, Inc. 3.70% 2051	9,000	7,792
Anheuser-Busch InBev NV 4.00% 2028	8,025	8,702
Anheuser-Busch InBev NV 5.45% 2039	6,000	7,381
Anheuser-Busch InBev NV 4.95% 2042	9,095	10,766
Anheuser-Busch InBev NV 4.60% 2048	700	803
Anheuser-Busch InBev NV 5.55% 2049	3,550	4,589
Anheuser-Busch InBev NV 4.50% 2050	3,400	3,930
B&G Foods, Inc. 5.25% 2025	12,250	12,424
B&G Foods, Inc. 5.25% 2027	17,875	18,120
British American Tobacco International Finance PLC 3.95% 2025[7]	13,039	13,736
British American Tobacco International Finance PLC 1.668% 2026	8,990	8,665
British American Tobacco PLC 3.222% 2024	8,000	8,205
British American Tobacco PLC 3.215% 2026	8,308	8,463
British American Tobacco PLC 3.557% 2027	1,479	1,514
British American Tobacco PLC 2.259% 2028	9,610	9,135
British American Tobacco PLC 4.39% 2037	14,255	14,429
British American Tobacco PLC 4.54% 2047	43,125	42,041
British American Tobacco PLC 4.758% 2049	31,479	31,589
British American Tobacco PLC 5.282% 2050	5,000	5,383
Central Garden & Pet Co. 4.125% 2030	22,636	21,796
Central Garden & Pet Co. 4.125% 2031[7]	13,925	13,320

The Income Fund of America	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Conagra Brands, Inc. 1.375% 2027	$2,000	$1,859
Constellation Brands, Inc. 3.20% 2023	2,060	2,096
Constellation Brands, Inc. 2.25% 2031	4,463	4,226
Coty, Inc. 4.75% 2029[7]	6,970	6,876
Darling Ingredients, Inc. 5.25% 2027[7]	13,010	13,283
Edgewell Personal Care Co. 5.50% 2028[7]	4,040	4,196
Energizer Holdings, Inc. 4.375% 2029[7]	14,640	13,865
Imperial Tobacco Finance PLC 3.50% 2023[7]	10,000	10,158
Ingles Markets, Inc. 4.00% 2031[7]	17,895	17,677
JBS Luxembourg SARL 2.50% 2027[7]	12,702	12,337
JBS Luxembourg SARL 3.625% 2032[7]	5,113	4,859
JBS USA Lux SA 3.00% 2029[7]	9,210	9,052
JBS USA Lux SA 5.50% 2030[7]	1,120	1,190
JBS USA Lux SA 3.00% 2032[7]	9,000	8,404
Keurig Dr Pepper, Inc. 4.985% 2038	8,185	9,713
Kraft Heinz Company 3.875% 2027	10,775	11,195
Kraft Heinz Company 4.625% 2039	4,310	4,720
Kraft Heinz Company 5.20% 2045	9,830	11,412
Kraft Heinz Company 4.375% 2046	6,790	7,190
Kraft Heinz Company 4.875% 2049	17,150	19,525
Kronos Acquisition Holdings, Inc. 5.00% 2026[7]	10,800	10,120
Kronos Acquisition Holdings, Inc. 7.00% 2027[7]	9,860	8,945
Lamb Weston Holdings, Inc. 4.125% 2030[7]	27,585	27,301
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 4.50% 2026[10,11]	46,148	46,391
PepsiCo, Inc. 1.95% 2031	6,004	5,791
PepsiCo, Inc. 2.625% 2041	12,500	11,916
PepsiCo, Inc. 2.75% 2051	10,000	9,506
Performance Food Group, Inc. 4.25% 2029[7]	9,325	8,766
Philip Morris International, Inc. 2.375% 2022	5,035	5,073
Philip Morris International, Inc. 0.875% 2026	10,101	9,592
Philip Morris International, Inc. 1.75% 2030	9,986	9,230
Post Holdings, Inc. 5.625% 2028[7]	9,680	9,955
Post Holdings, Inc. 5.50% 2029[7]	18,825	19,374
Post Holdings, Inc. 4.625% 2030[7]	32,415	31,286
Prestige Brands International, Inc. 5.125% 2028[7]	8,162	8,234
Prestige Brands International, Inc. 3.75% 2031[7]	7,445	6,768
Reynolds American, Inc. 5.70% 2035	3,130	3,574
Reynolds American, Inc. 5.85% 2045	18,028	20,502
Simmons Foods, Inc. 4.625% 2029[7]	29,532	28,369
Spectrum Brands, Inc. 5.00% 2029[7]	1,617	1,674
Spectrum Brands, Inc. 5.50% 2030[7]	6,240	6,516
Spectrum Brands, Inc. 3.875% 2031[7]	2,000	1,883
US Foods, Inc. 4.625% 2030[7]	9,945	9,687
		818,861

Real estate 0.58%
Alexandria Real Estate Equities, Inc. 3.95% 2028	975	1,054
Alexandria Real Estate Equities, Inc. 2.75% 2029	4,851	4,900
Alexandria Real Estate Equities, Inc. 3.375% 2031	2,375	2,490
Alexandria Real Estate Equities, Inc. 1.875% 2033	7,073	6,393
American Campus Communities, Inc. 4.125% 2024	24,700	26,023
American Campus Communities, Inc. 3.625% 2027	7,600	7,987
American Tower Corp. 1.45% 2026	9,408	9,050
American Tower Corp. 1.60% 2026	7,822	7,577
American Tower Corp. 3.55% 2027	2,525	2,638
American Tower Corp. 2.30% 2031	16,671	15,605
American Tower Corp. 2.95% 2051	16,675	14,533
Brandywine Operating Partnership LP 3.95% 2023	1,639	1,673
Brookfield Property REIT, Inc. 5.75% 2026[7]	34,590	34,646
Corporate Office Properties LP 2.75% 2031	7,219	6,952
Diversified Healthcare Trust 4.375% 2031	18,590	16,802
Equinix, Inc. 1.45% 2026	15,835	15,281
Equinix, Inc. 2.90% 2026	1,144	1,167
Equinix, Inc. 1.80% 2027	3,699	3,562
Equinix, Inc. 1.55% 2028	3,175	2,974
Equinix, Inc. 2.00% 2028	5,211	4,984
Equinix, Inc. 3.20% 2029	1,552	1,572

28	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Equinix, Inc. 2.50% 2031	$7,011	$6,719
Equinix, Inc. 3.00% 2050	1,824	1,616
Equinix, Inc. 3.40% 2052	6,828	6,533
Essex Portfolio LP 3.875% 2024	5,900	6,158
Essex Portfolio LP 3.50% 2025	1,920	2,001
Extra Space Storage, Inc. 2.35% 2032	2,199	2,065
Gaming and Leisure Properties, Inc. 3.35% 2024	2,526	2,596
Howard Hughes Corp. 5.375% 2028[7]	54,005	55,101
Howard Hughes Corp. 4.125% 2029[7]	34,935	33,635
Howard Hughes Corp. 4.375% 2031[7]	50,080	47,723
Invitation Homes Operating Partnership LP 2.00% 2031	3,800	3,460
Iron Mountain, Inc. 4.875% 2027[7]	10,665	10,712
Iron Mountain, Inc. 5.00% 2028[7]	15,096	15,097
Iron Mountain, Inc. 5.25% 2028[7]	17,489	17,769
Iron Mountain, Inc. 5.25% 2030[7]	27,495	27,348
Iron Mountain, Inc. 4.50% 2031[7]	19,670	18,683
Kennedy-Wilson Holdings, Inc. 4.75% 2029	51,715	51,441
Kennedy-Wilson Holdings, Inc. 4.75% 2030	33,357	32,825
Kennedy-Wilson Holdings, Inc. 5.00% 2031	33,668	33,273
Ladder Capital Corp. 5.25% 2025[7]	4,494	4,521
Medical Properties Trust, Inc. 5.00% 2027	6,300	6,478
Medical Properties Trust, Inc. 3.50% 2031	5,178	5,005
Park Intermediate Holdings LLC 4.875% 2029[7]	13,265	13,131
Public Storage 0.875% 2026	2,014	1,933
Public Storage 1.50% 2026	10,899	10,691
Public Storage 1.85% 2028	8,037	7,792
Public Storage 1.95% 2028	8,107	7,867
Public Storage 2.30% 2031	6,035	5,895
Realogy Corp. 5.75% 2029[7]	31,975	31,469
Realogy Corp. 5.25% 2030[7]	21,710	20,827
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[7]	11,350	10,998
RLJ Lodging Trust, LP 4.00% 2029[7]	12,680	11,972
Scentre Group 3.25% 2025[7]	10,365	10,752
Scentre Group 3.50% 2025[7]	5,455	5,675
Scentre Group 3.75% 2027[7]	3,000	3,178
Sun Communities Operating LP 2.30% 2028	6,066	5,898
Sun Communities Operating LP 2.70% 2031	2,191	2,106
WeWork Companies, LLC 5.00% 2025[7]	20,000	17,046
		745,852

Information technology 0.55%
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[10,11]	43,850	43,932
Analog Devices, Inc. 1.70% 2028	4,459	4,317
Analog Devices, Inc. 2.10% 2031	3,937	3,813
Analog Devices, Inc. 2.80% 2041	8,586	8,249
Analog Devices, Inc. 2.95% 2051	5,668	5,463
Apple, Inc. 0.70% 2026	8,500	8,167
Apple, Inc. 1.20% 2028	17,000	16,080
Apple, Inc. 1.65% 2031	8,500	7,985
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.25% 2025[10,11]	10,708	10,818
Avaya, Inc. 6.125% 2028[7]	7,100	7,274
Black Knight, Inc. 3.625% 2028[7]	21,200	20,373
BMC Software, Inc. 9.125% 2026[7]	14,050	14,664
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[10,11]	12,375	12,474
Booz Allen Hamilton, Inc. 4.00% 2029[7]	21,967	21,727
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	6,974	7,360
Broadcom, Inc. 3.15% 2025	954	982
Broadcom, Inc. 2.45% 2031[7]	5,749	5,385
Broadcom, Inc. 2.60% 2033[7]	8,573	7,925
Broadcom, Inc. 3.419% 2033[7]	3,146	3,138
Broadcom, Inc. 3.469% 2034[7]	55,119	54,677
Broadcom, Inc. 3.137% 2035[7]	15,359	14,583
Broadcom, Inc. 3.187% 2036[7]	10,450	9,942
Broadcom, Inc. 3.50% 2041[7]	13,408	12,758
Broadcom, Inc. 3.75% 2051[7]	8,844	8,536
CommScope Finance LLC 6.00% 2026[7]	26,850	27,224
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.875% 2023[10,11]	5,531	5,500

The Income Fund of America	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Diebold Nixdorf, Inc. 9.375% 2025[7]	$38,410	$40,388
Diebold, Inc. 8.50% 2024	8,150	8,099
Entegris, Inc. 3.625% 2029[7]	30,000	28,778
Fair Isaac Corp. 4.00% 2028[7]	22,000	21,829
Fidelity National Information Services, Inc. 1.65% 2028	1,265	1,199
Fidelity National Information Services, Inc. 2.25% 2031	3,420	3,230
Fidelity National Information Services, Inc. 3.10% 2041	2,027	1,909
Fiserv, Inc. 2.65% 2030	5,402	5,295
Gartner, Inc. 4.50% 2028[7]	16,625	16,977
Gartner, Inc. 3.75% 2030[7]	5,300	5,150
Mastercard, Inc. 2.00% 2031	10,603	10,213
Microsoft Corp. 2.65% 2022	6,000	6,079
Microsoft Corp. 2.875% 2024	6,865	7,066
Microsoft Corp. 2.921% 2052	6,000	5,882
MoneyGram International, Inc. 5.375% 2026[7]	9,700	10,003
NCR Corp. 5.125% 2029[7]	16,500	16,492
Oracle Corp. 3.65% 2041	15,000	13,978
Oracle Corp. 3.95% 2051	12,173	11,496
PayPal Holdings, Inc. 2.65% 2026	5,910	6,068
PayPal Holdings, Inc. 2.30% 2030	3,300	3,246
Rocket Software, Inc. 6.50% 2029[7]	13,500	12,812
Sabre GLBL, Inc. 7.375% 2025[7]	3,125	3,208
Sabre Holdings Corp. 9.25% 2025[7]	5,100	5,736
salesforce.com, inc. 1.50% 2028	10,175	9,751
salesforce.com, inc. 1.95% 2031	5,450	5,202
salesforce.com, inc. 2.70% 2041	7,025	6,632
Simon Property Group LP 3.50% 2025	3,750	3,939
Simon Property Group LP 2.65% 2030	4,100	4,058
Solera Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 4.50% 2028[10,11]	11,097	11,110
Square, Inc. 3.50% 2031[7]	14,380	13,723
Synaptics, Inc. 4.00% 2029[7]	3,700	3,634
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 5.75% 2027[10,11]	16,494	16,673
Unisys Corp. 6.875% 2027[7]	3,200	3,412
VeriSign, Inc. 2.70% 2031	3,020	2,918
Veritas Holdings, Ltd. 7.50% 2025[7]	14,865	15,184
Viavi Solutions, Inc. 3.75% 2029[7]	4,675	4,542
Virtusa Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.50% 2028[10,11]	769	773
Visa, Inc. 3.15% 2025	8,000	8,395
Xerox Corp. 5.00% 2025[7]	15,650	15,878
		714,303

Total corporate bonds, notes & loans		19,167,375

U.S. Treasury bonds & notes 2.55%
U.S. Treasury 1.30%
U.S. Treasury 0.125% 2022	50,000	49,950
U.S. Treasury 2.125% 2022	28,000	28,345
U.S. Treasury 0.125% 2023	1,890	1,863
U.S. Treasury 0.25% 2023	1,479	1,459
U.S. Treasury 1.625% 2023	21,000	21,186
U.S. Treasury 2.375% 2023	10,000	10,156
U.S. Treasury 2.75% 2023	66,300	68,006
U.S. Treasury 2.75% 2023	10,000	10,228
U.S. Treasury 6.25% 2023	7,100	7,668
U.S. Treasury 0.25% 2024	14,000	13,718
U.S. Treasury 0.375% 2024	125,000	122,026
U.S. Treasury 1.75% 2024	20,000	20,224
U.S. Treasury 2.125% 2024	10,000	10,191
U.S. Treasury 0.25% 2025	32,540	31,196
U.S. Treasury 0.25% 2025	32,594	31,190
U.S. Treasury 0.375% 2025	30,500	29,490
U.S. Treasury 0.75% 2026	37,124	35,882
U.S. Treasury 0.75% 2026	24,373	23,467
U.S. Treasury 0.875% 2026	5,558	5,377
U.S. Treasury 1.125% 2026	1,963	1,920
U.S. Treasury 1.625% 2026	30,000	30,103
U.S. Treasury 1.625% 2026	20,000	20,037
U.S. Treasury 0.50% 2027	10,000	9,379

30	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.50% 2027	$90,716	$90,245
U.S. Treasury 1.125% 2028	57,969	55,724
U.S. Treasury 1.50% 2028	10,000	9,839
U.S. Treasury 1.50% 2030	31,651	31,073
U.S. Treasury 1.375% 2031	49,750	47,911
U.S. Treasury 1.625% 2031	31,156	30,773
U.S. Treasury 1.375% 2040[14]	164,316	143,933
U.S. Treasury 1.75% 2041	17,045	15,856
U.S. Treasury 1.875% 2041	18,564	17,675
U.S. Treasury 2.00% 2041	10,520	10,207
U.S. Treasury 2.25% 2041	25,000	25,262
U.S. Treasury 2.875% 2046	27,970	31,713
U.S. Treasury 2.875% 2049	25,000	28,875
U.S. Treasury 2.00% 2050	20,000	19,471
U.S. Treasury 1.875% 2051	120,019	113,540
U.S. Treasury 1.875% 2051	74,000	69,996
U.S. Treasury 2.00% 2051[14]	341,249	332,538
U.S. Treasury 2.375% 2051	20,829	22,023
		1,679,715

U.S. Treasury inflation-protected securities 1.25%
U.S. Treasury Inflation-Protected Security 0.125% 2024[15]	162,684	171,739
U.S. Treasury Inflation-Protected Security 0.625% 2024[15]	71,462	75,386
U.S. Treasury Inflation-Protected Security 0.125% 2025[15]	30,204	32,087
U.S. Treasury Inflation-Protected Security 0.375% 2025[15]	73,475	78,736
U.S. Treasury Inflation-Protected Security 0.125% 2026[15]	602,981	644,772
U.S. Treasury Inflation-Protected Security 0.125% 2026[15]	340,690	361,988
U.S. Treasury Inflation-Protected Security 0.25% 2029[15]	4,617	5,050
U.S. Treasury Inflation-Protected Security 0.875% 2029[15]	66,036	74,697
U.S. Treasury Inflation-Protected Security 0.125% 2031[15]	114,056	124,341
U.S. Treasury Inflation-Protected Security 0.125% 2031[15]	40,807	44,363
U.S. Treasury Inflation-Protected Security 1.00% 2049[15]	497	653
		1,613,812

Total U.S. Treasury bonds & notes		3,293,527

Mortgage-backed obligations 2.26%
Federal agency mortgage-backed obligations 1.94%
Fannie Mae Pool #932119 4.50% 2024[16]	143	149
Fannie Mae Pool #995265 5.50% 2024[16]	7	7
Fannie Mae Pool #AD8191 4.00% 2025[16]	91	95
Fannie Mae Pool #AD6392 4.50% 2025[16]	127	132
Fannie Mae Pool #AD3149 4.50% 2025[16]	72	76
Fannie Mae Pool #AD5692 4.50% 2025[16]	61	64
Fannie Mae Pool #AD6119 4.50% 2025[16]	46	48
Fannie Mae Pool #AI6180 4.00% 2026[16]	41	43
Fannie Mae Pool #AL2940 3.50% 2027[16]	202	212
Fannie Mae Pool #AL8347 4.00% 2029[16]	253	265
Fannie Mae Pool #BM1231 3.50% 2031[16]	190	198
Fannie Mae Pool #BJ5674 3.00% 2033[16]	203	212
Fannie Mae Pool #MA3541 4.00% 2033[16]	190	200
Fannie Mae Pool #BJ6249 4.00% 2033[16]	172	183
Fannie Mae Pool #254767 5.50% 2033[16]	126	142
Fannie Mae Pool #MA3611 4.00% 2034[16]	80	84
Fannie Mae Pool #BN1085 4.00% 2034[16]	10	10
Fannie Mae Pool #735228 5.50% 2035[16]	110	124
Fannie Mae Pool #AS8554 3.00% 2036[16]	13,214	13,693
Fannie Mae Pool #BE4703 3.00% 2036[16]	654	679
Fannie Mae Pool #888795 5.50% 2036[16]	728	824
Fannie Mae Pool #256308 6.00% 2036[16]	182	208
Fannie Mae Pool #878099 6.00% 2036[16]	130	148
Fannie Mae Pool #880426 6.00% 2036[16]	60	66
Fannie Mae Pool #888637 6.00% 2037[16]	1,142	1,315
Fannie Mae Pool #950991 6.00% 2037[16]	381	433
Fannie Mae Pool #936999 6.00% 2037[16]	354	394
Fannie Mae Pool #945832 6.50% 2037[16]	91	103
Fannie Mae Pool #941315 6.50% 2037[16]	29	32
Fannie Mae Pool #995674 6.00% 2038[16]	653	752

The Income Fund of America	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #929964 6.00% 2038[16]	$393	$452
Fannie Mae Pool #AE0967 3.50% 2039[16]	101	107
Fannie Mae Pool #932274 4.50% 2039[16]	5,993	6,576
Fannie Mae Pool #AC0479 6.00% 2039[16]	297	338
Fannie Mae Pool #AE0443 6.50% 2039[16]	132	150
Fannie Mae Pool #AE4483 4.00% 2040[16]	1,375	1,482
Fannie Mae Pool #AE8073 4.00% 2040[16]	129	140
Fannie Mae Pool #AD4927 5.00% 2040[16]	1,563	1,733
Fannie Mae Pool #MA4387 2.00% 2041[16]	13,594	13,520
Fannie Mae Pool #AE0828 3.50% 2041[16]	41	44
Fannie Mae Pool #AB4050 4.00% 2041[16]	228	247
Fannie Mae Pool #AJ4189 4.00% 2041[16]	146	158
Fannie Mae Pool #AJ4154 4.00% 2041[16]	126	136
Fannie Mae Pool #AJ0257 4.00% 2041[16]	45	48
Fannie Mae Pool #AB2470 4.50% 2041[16]	24	27
Fannie Mae Pool #AI8482 5.00% 2041[16]	68	76
Fannie Mae Pool #AI5571 5.00% 2041[16]	62	69
Fannie Mae Pool #AI4836 5.00% 2041[16]	62	69
Fannie Mae Pool #AI3422 5.00% 2041[16]	61	68
Fannie Mae Pool #AB5377 3.50% 2042[16]	13,793	14,664
Fannie Mae Pool #AO9140 3.50% 2042[16]	4,853	5,162
Fannie Mae Pool #AL2745 4.00% 2042[16]	988	1,072
Fannie Mae Pool #890407 4.00% 2042[16]	344	373
Fannie Mae Pool #AU3742 3.50% 2043[16]	9,580	10,170
Fannie Mae Pool #AU8813 4.00% 2043[16]	1,788	1,964
Fannie Mae Pool #AU9348 4.00% 2043[16]	1,272	1,397
Fannie Mae Pool #AU9350 4.00% 2043[16]	1,021	1,108
Fannie Mae Pool #AL8354 3.50% 2045[16]	5,379	5,704
Fannie Mae Pool #FM2795 3.00% 2046[16]	18,151	18,731
Fannie Mae Pool #AS8310 3.00% 2046[16]	1,800	1,876
Fannie Mae Pool #FM5245 3.50% 2046[16]	52,824	55,623
Fannie Mae Pool #BC0157 3.50% 2046[16]	23,606	24,993
Fannie Mae Pool #AL8522 3.50% 2046[16]	11,464	12,154
Fannie Mae Pool #BM1179 3.00% 2047[16]	2,203	2,289
Fannie Mae Pool #CA0854 3.50% 2047[16]	6,917	7,300
Fannie Mae Pool #CA0770 3.50% 2047[16]	382	401
Fannie Mae Pool #BM4413 4.50% 2047[16]	4,510	4,860
Fannie Mae Pool #947661 6.50% 2047[16]	155	165
Fannie Mae Pool #947554 7.00% 2047[16]	137	155
Fannie Mae Pool #920015 7.00% 2047[16]	80	91
Fannie Mae Pool #257036 7.00% 2047[16]	9	11
Fannie Mae Pool #BF0293 3.00% 2048[16]	11,007	11,475
Fannie Mae Pool #BF0318 3.50% 2048[16]	9,664	10,268
Fannie Mae Pool #FM1784 4.00% 2048[16]	9,644	10,273
Fannie Mae Pool #CA1542 4.00% 2048[16]	6,981	7,494
Fannie Mae Pool #CA2493 4.50% 2048[16]	9	10
Fannie Mae Pool #CA4756 3.00% 2049[16]	25,731	26,570
Fannie Mae Pool #CA3807 3.00% 2049[16]	2,014	2,081
Fannie Mae Pool #CA3806 3.00% 2049[16]	1,289	1,336
Fannie Mae Pool #CA4112 3.50% 2049[16]	44,744	47,509
Fannie Mae Pool #CA4804 3.50% 2049[16]	44,606	47,134
Fannie Mae Pool #CA3814 3.50% 2049[16]	39,601	42,049
Fannie Mae Pool #CA4802 3.50% 2049[16]	33,930	35,955
Fannie Mae Pool #FM2318 3.50% 2049[16]	23,426	24,719
Fannie Mae Pool #FM2092 3.50% 2049[16]	16,412	17,331
Fannie Mae Pool #FM1954 3.50% 2049[16]	6,098	6,400
Fannie Mae Pool #FM1589 3.50% 2049[16]	3,826	4,015
Fannie Mae Pool #CA3976 4.00% 2049[16]	71,865	76,695
Fannie Mae Pool #CA3184 4.00% 2049[16]	12,422	13,336
Fannie Mae Pool #CA4432 4.00% 2049[16]	8,021	8,573
Fannie Mae Pool #FM1668 4.00% 2049[16]	6,460	6,923
Fannie Mae Pool #CA8285 3.00% 2050[16]	3,463	3,596
Fannie Mae Pool #CB2371 2.50% 2051[16]	147,822	149,017
Fannie Mae Pool #CB2373 2.50% 2051[16]	92,992	93,478
Fannie Mae Pool #CB2375 2.50% 2051[16]	86,187	86,492
Fannie Mae Pool #CB2319 2.50% 2051[16]	70,390	70,845
Fannie Mae Pool #CB2372 2.50% 2051[16]	33,970	34,200

32	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BT9483 2.50% 2051[16]	$26,931		$27,072
Fannie Mae Pool #BT9510 2.50% 2051[16]	26,497		26,712
Fannie Mae Pool #CA9302 3.00% 2051[16]	66,365		69,310
Fannie Mae Pool #CA8968 3.00% 2051[16]	42,502		43,817
Fannie Mae Pool #BQ4562 3.00% 2051[16]	14,462		14,914
Fannie Mae Pool #CA8969 3.00% 2051[16]	4,865		5,005
Fannie Mae Pool #BF0167 3.00% 2057[16]	1,009		1,055
Fannie Mae Pool #BF0145 3.50% 2057[16]	18,298		19,637
Fannie Mae Pool #BF0264 3.50% 2058[16]	15,644		16,714
Fannie Mae Pool #BF0332 3.00% 2059[16]	83,282		87,081
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[11,16]	—	[8]	—	[8]
Fannie Mae, Series 2001-4, Class NA, 9.00% 2025[11,16]	—	[8]	—	[8]
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[16]	1,217		1,367
Fannie Mae, Series 2007-24, Class P, 6.00% 2037[16]	544		621
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[16]	132		148
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[16]	120		133
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[16]	103		122
Fannie Mae, Series 2002-W1, Class 2A, 5.11% 2042[11,16]	264		282
Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 2022[11,16]	1,349		1,358
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[16]	1,034		1,035
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 2022[16]	91		91
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 2023[11,16]	4,680		4,791
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[11,16]	4,166		4,297
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[11,16]	6,760		6,981
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[11,16]	3,194		3,290
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.467% 2026[11,16]	15,428		15,854
Freddie Mac Pool #ZK7580 3.00% 2027[16]	692		720
Freddie Mac Pool #ZK7590 3.00% 2029[16]	3,696		3,829
Freddie Mac Pool #ZK7593 3.00% 2029[16]	1,652		1,712
Freddie Mac Pool #J38004 3.00% 2032[16]	882		922
Freddie Mac Pool #J38387 3.00% 2033[16]	39		41
Freddie Mac Pool #G04805 4.50% 2035[16]	3,165		3,475
Freddie Mac Pool #K93766 3.00% 2036[16]	463		480
Freddie Mac Pool #K93772 3.00% 2036[16]	385		401
Freddie Mac Pool #G04553 6.50% 2038[16]	329		371
Freddie Mac Pool #G08353 4.50% 2039[16]	249		274
Freddie Mac Pool #A87892 5.00% 2039[16]	690		773
Freddie Mac Pool #A87873 5.00% 2039[16]	272		306
Freddie Mac Pool #G05937 4.50% 2040[16]	5,899		6,473
Freddie Mac Pool #A97342 4.00% 2041[16]	146		155
Freddie Mac Pool #Q02676 4.50% 2041[16]	442		476
Freddie Mac Pool #Q02849 4.50% 2041[16]	345		375
Freddie Mac Pool #Q01746 4.50% 2041[16]	155		167
Freddie Mac Pool #A96488 5.00% 2041[16]	26		29
Freddie Mac Pool #G07221 4.50% 2042[16]	979		1,074
Freddie Mac Pool #G07189 4.50% 2042[16]	541		594
Freddie Mac Pool #Q23190 4.00% 2043[16]	1,639		1,776
Freddie Mac Pool #Q23185 4.00% 2043[16]	1,330		1,461
Freddie Mac Pool #Z40130 3.00% 2046[16]	6,246		6,510
Freddie Mac Pool #G60559 4.00% 2046[16]	8,372		9,042
Freddie Mac Pool #V82662 4.00% 2046[16]	5,880		6,311
Freddie Mac Pool #Q44400 4.00% 2046[16]	4,866		5,238
Freddie Mac Pool #Q41909 4.50% 2046[16]	1,799		1,940
Freddie Mac Pool #Q41090 4.50% 2046[16]	819		889
Freddie Mac Pool #G61733 3.00% 2047[16]	7,686		7,964
Freddie Mac Pool #ZS4747 3.50% 2047[16]	17,551		18,434
Freddie Mac Pool #ZS4735 3.50% 2047[16]	157		165
Freddie Mac Pool #G61628 3.50% 2048[16]	798		843
Freddie Mac Pool #SD0045 4.50% 2048[16]	22,705		24,731
Freddie Mac Pool #Q63663 3.00% 2049[16]	5,655		5,842
Freddie Mac Pool #QA5125 3.50% 2049[16]	24,035		25,396
Freddie Mac Pool #SD7508 3.50% 2049[16]	17,743		18,798
Freddie Mac Pool #SD7503 3.50% 2049[16]	4,453		4,698
Freddie Mac Pool #RA1744 4.00% 2049[16]	31,538		33,654
Freddie Mac Pool #ZN3568 4.50% 2049[16]	8		8
Freddie Mac Pool #SD7528 2.00% 2050[16]	25,066		24,554
Freddie Mac Pool #RA2596 2.50% 2050[16]	16,764		16,860

The Income Fund of America	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD7545 2.50% 2051[16]	$82,639	$83,285
Freddie Mac Pool #RA6483 2.50% 2051[16]	40,619	40,777
Freddie Mac Pool #QD3220 2.50% 2051[16]	32,569	32,832
Freddie Mac Pool #RA5971 3.00% 2051[16]	30,958	32,063
Freddie Mac Pool #QB9889 3.00% 2051[16]	11,280	11,633
Freddie Mac, Series 3257, Class PA, 5.50% 2036[16]	1,249	1,410
Freddie Mac, Series 3286, Class JN, 5.50% 2037[16]	953	1,050
Freddie Mac, Series 3318, Class JT, 5.50% 2037[16]	544	608
Freddie Mac, Series K036, Class A1, Multi Family, 2.777% 2023[16]	2,709	2,739
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[11,16]	5,913	6,254
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[16]	11,055	11,642
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[16]	6,340	6,742
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[16]	7,695	8,229
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[16]	4,164	4,631
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.953% 2056[11,16]	8,340	8,495
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[16]	8,439	8,603
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[11,16]	7,564	7,715
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[16]	1,091	1,113
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[11,16]	7,691	7,853
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[11,16]	2,009	2,080
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[16]	1,667	1,742
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[16]	3,673	3,918
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[16]	10,219	10,542
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[16]	5,815	5,926
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[16]	2,922	3,003
Government National Mortgage Assn. 2.00% 2052[16,17]	42,313	41,833
Government National Mortgage Assn. 2.00% 2052[16,17]	21,862	21,503
Government National Mortgage Assn. 2.50% 2052[16,17]	4,920	4,923
Government National Mortgage Assn. 2.50% 2052[16,17]	2,779	2,791
Government National Mortgage Assn. 2.50% 2052[16,17]	2,742	2,760
Government National Mortgage Assn. 3.00% 2052[16,17]	8,287	8,484
Government National Mortgage Assn. 3.00% 2052[16,17]	6,713	6,847
Government National Mortgage Assn. Pool #783687 4.50% 2041[16]	377	405
Government National Mortgage Assn. Pool #BD3903 4.00% 2048[16]	6,584	7,050
Government National Mortgage Assn. Pool #MA5192 4.00% 2048[16]	5,526	5,837
Government National Mortgage Assn. Pool #BE3194 4.00% 2048[16]	1,380	1,466
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[16]	7,504	7,857
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[16]	1,199	1,255
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[16]	8,008	8,436
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[16]	3,379	3,562
Uniform Mortgage-Backed Security 2.00% 2052[16,17]	200,999	195,264
Uniform Mortgage-Backed Security 2.50% 2052[16,17]	121,923	121,225
Uniform Mortgage-Backed Security 2.50% 2052[16,17]	4,203	4,185
Uniform Mortgage-Backed Security 3.00% 2052[16,17]	101,954	103,746
Uniform Mortgage-Backed Security 3.00% 2052[16,17]	7,936	8,088
Uniform Mortgage-Backed Security 3.00% 2052[16,17]	172	176
Uniform Mortgage-Backed Security 3.50% 2052[16,17]	950	987
Uniform Mortgage-Backed Security 4.50% 2052[16,17]	1,124	1,198
		2,508,579

Commercial mortgage-backed securities 0.19%
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[16]	240	259
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[16]	1,810	1,983
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[16]	2,403	2,515
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[16]	310	324
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[16]	480	514

34	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[11,16]	$5,772	$6,374
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[16]	3,772	3,744
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[16]	5,996	6,645
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[16]	3,146	3,092
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[11,16]	1,844	2,075
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 0.95% 2026[7,11,16]	10,508	10,507
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 0.695% 2034[7,11,16]	9,923	9,829
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 0.806% 2036[7,11,16]	7,624	7,611
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 1.005% 2036[7,11,16]	11,621	11,621
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 1.056% 2036[7,11,16]	2,375	2,355
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 1.403% 2036[7,11,16]	9,946	9,919
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.773% 2038[7,11,16]	11,596	11,551
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 0.973% 2038[7,11,16]	2,042	2,027
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.203% 2038[7,11,16]	1,843	1,830
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[16]	500	520
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[16]	1,440	1,516
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[7,11,16]	668	693
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[16]	800	832
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.56% 2048[11,16]	437	451
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[11,16]	450	455
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[16]	400	416
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.187% 2038[7,11,16]	4,485	4,489
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.487% 2038[7,11,16]	4,094	4,098
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 1.807% 2038[7,11,16]	4,276	4,281
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 2.357% 2038[7,11,16]	1,875	1,879
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 2050[16]	940	992
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[16]	240	263
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[16]	6,571	6,510
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[16]	7,735	8,074
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[16]	1,510	1,606
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A, 3.735% 2031[7,16]	1,850	1,882
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 2039[7,16]	3,928	4,006
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 2039[7,16]	1,735	1,773
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 2039[7,11,16]	1,569	1,571
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[7,16]	4,858	4,765
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[11,16]	4,810	5,077
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 1.156% 2038[7,11,16]	5,935	5,950
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 1.506% 2038[7,11,16]	2,856	2,857
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[7,16]	15,628	15,405
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.904% 2026[7,11,16]	6,365	6,349
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[16]	4,811	5,000
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 2048[16]	960	991
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 2049[16]	580	619
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[16]	1,550	1,629
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.761% 2049[11,16]	446	456
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[7,16]	5,645	5,631
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 0.837% 2038[7,11,16]	9,616	9,610

The Income Fund of America	35

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Storagemart Commercial Mortgage Trust, Series 2022-MINI, Class A, 1.05% 2024[7,11,16]	$19,555	$19,623
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 2048[16]	5,698	5,931
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.084% 2048[11,16]	470	479
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[16]	185	186
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[16]	6,015	6,427
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[16]	2,405	2,506
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[16]	500	526
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[16]	480	509
		241,608

Collateralized mortgage-backed obligations (privately originated) 0.13%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[7,11,16]	4,336	4,273
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[7,16]	608	608
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.708% 2029[7,11,16]	7,670	7,689
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 2026[7,16]	6,462	6,503
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[7,11,16]	2,602	2,579
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[7,11,16]	1,915	1,923
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[7,11,16]	1,169	1,169
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[7,11,16]	1,509	1,540
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[7,11,16]	904	908
COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 2066[7,11,16]	5,355	5,300
Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (1-month USD-SOFR + 0.75%) 0.800% 2041[7,11,16]	1,393	1,394
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2A5, 5.50% 2035[16]	1,840	1,352
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1, 2.609% 2047[11,16]	1,189	1,073
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[7,16]	10,753	10,739
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[7,11,16]	6,887	6,877
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[16]	337	353
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[7,16]	7,436	8,134
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[7,16]	7,352	8,052
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 2069[7,16]	2,382	2,533
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 2069[7,16]	2,169	2,330
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 2051[7,11,16]	8,066	7,885
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 2051[7,11,16]	7,546	7,408
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 2051[7,11,16]	7,305	7,171
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 2051[7,11,16]	7,058	6,917
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[7,11,16]	3,178	3,117
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[7,16]	6,719	6,596
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[7,11,16]	1,415	1,386
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2A1, 3.152% 2036[11,16]	1,649	1,701
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[16]	560	591
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 2050[7,11,16]	890	901
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[7,11,16]	2,678	2,684
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[7,11,16]	1,287	1,290
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[7,11,16]	1,317	1,299
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 0.958% 2055[7,11,16]	6,060	6,044
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 1.70% 2022[7,11,16]	7,271	7,325
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[7,11,16]	299	301
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 3.186% 2036[11,16]	1,245	979
Treehouse Park Improvement Association No.1 9.75% 2033[1,7]	10,003	9,830
VM Fund I, LLC 8.625% 2028[1,4,7]	20,000	19,490
ZH Trust, Series 2021-2, Class A, 2.349% 2027[7,16]	529	527
		168,771

Total mortgage-backed obligations		2,918,958

36	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations 0.99%
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[7,16]	$2,880	$2,930
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[7,16]	1,671	1,723
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[7,16]	9,400	9,832
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 2026[7,16]	3,125	3,168
Aesop Funding LLC, Series 2020-1A, Class D, 3.34% 2026[7,16]	8,500	8,276
Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 2027[7,16]	32,806	31,860
Aesop Funding LLC, Series 2021-1A, Class B, 1.63% 2027[7,16]	1,699	1,651
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[7,16]	5,663	5,661
Aesop Funding LLC, Series 2021-1A, Class C, 2.13% 2027[7,16]	551	534
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[7,16]	1,453	1,489
Aesop Funding LLC, Series 2021-1A, Class D, 3.71% 2027[7,16]	5,000	4,888
Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 2027[7,16]	4,605	4,842
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 2026[7,16]	2,885	2,861
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.191% 2030[7,11,16]	9,596	9,605
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.191% 2030[7,11,16]	6,543	6,541
American Credit Acceptance Receivables Trust, Series 2020-3, Class B, 1.15% 2024[7,16]	416	416
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[7,16]	5,529	5,559
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[7,16]	2,183	2,167
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 2027[7,16]	6,741	6,626
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[7,16]	1,201	1,183
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 2027[7,16]	4,290	4,197
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 2027[16]	3,042	2,984
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 2027[16]	3,382	3,303
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 2027[16]	7,972	7,785
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.179% 2028[7,11,16]	12,888	12,888
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.16% 2030[7,11,16]	14,610	14,610
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[7,16]	1,221	1,202
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 2046[7,16]	9,298	9,071
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 2046[7,16]	1,405	1,373
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[16]	450	459
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 2026[16]	313	305
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 2027[16]	307	300
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 2028[16]	1,363	1,354
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 2028[16]	1,948	1,933
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[7,16]	12,751	12,449
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 2037[7,16]	7,765	7,689
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 2037[7,16]	14,908	14,793
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[7,16]	3,264	3,178
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.238% 2030[7,11,16]	20,704	20,700
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[7,16]	24,519	23,984
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[7,16]	6,033	5,842
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[7,16]	8,259	8,164
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[7,16]	902	886
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[7,16]	15,433	14,977
CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 2061[7,16]	5,609	5,423
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 2045[7,16]	3,992	3,911
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 2045[7,16]	10,614	10,422
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 2045[7,16]	1,660	1,629
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2046[7,16]	18,809	18,154
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2046[7,16]	730	711
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[7,11,16]	31	31
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[7,16]	300	301
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[7,16]	1,575	1,594
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[7,16]	3,755	3,791
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[7,16]	1,036	1,028
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 2026[7,16]	883	873
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[7,16]	2,223	2,234
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 0.243% 2037[11,16]	365	349

The Income Fund of America	37

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 0.256% 2037[11,16]	$647	$623
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 2025[16]	3,786	3,780
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[16]	10,521	10,596
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[16]	2,532	2,551
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[16]	12,390	12,652
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 2027[16]	8,053	8,021
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 2029[16]	6,079	6,029
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[7,16]	597	601
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[7,16]	2,395	2,435
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[7,16]	1,441	1,448
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[7,16]	5,950	6,061
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[7,16]	1,232	1,216
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[7,16]	671	657
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[7,16]	1,961	1,957
Drivetime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 2027[7,16]	1,769	1,758
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2027[7,16]	1,847	1,821
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2027[7,16]	1,247	1,224
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.221% 2028[7,11,16]	21,874	21,891
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[7,16]	1,953	1,899
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[7,16]	3,173	3,187
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[7,16]	831	833
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[16]	1,872	1,877
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[7,16]	1,450	1,473
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[7,16]	7,000	7,130
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[7,16]	8,000	8,163
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 2026[16]	5,579	5,519
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[16]	1,786	1,791
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 2027[16]	8,065	7,932
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[7,16]	10,165	9,818
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[7,16]	10,105	10,429
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[7,16]	5,634	5,858
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[7,16]	23,146	23,384
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[7,16]	3,650	3,803
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[7,16]	4,632	4,621
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[7,16]	1,724	1,693
GCI Funding I LLC, Series 2021-1, Class B, 3.04% 2046[7,16]	131	128
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[7,16]	10,364	10,237
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[7,16]	19,068	18,884
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[7,16]	29,974	29,138
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[7,16]	25,774	25,169
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[7,16]	2,419	2,357
GM Financial Automobile Leasing Trust, Series 2020-2, Class B, 1.56% 2024[16]	300	301
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[16]	696	706
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[16]	984	1,004
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[1,4,7,16]	10,370	10,347
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[7,16]	22,756	22,314
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[7,16]	3,534	3,485
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[7,16]	1,744	1,719
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[7,16]	24,670	23,976
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[7,16]	3,369	3,304
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[7,16]	1,850	1,821
Hertz Vehicle Financing, LLC, Series 2022-2A, Class A, 2.33% 2028[7,16]	14,300	14,312
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.241% 2029[7,11,16]	7,971	7,971
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636% 2046[7,16]	11,202	11,026
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.255% 2030[7,11,16]	22,135	22,149
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.391% 2029[7,11,16]	9,995	10,008
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[7,16]	16,100	16,048
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[7,16]	3,039	3,006
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[7,16]	10,161	9,941
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[7,16]	12,471	12,308
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[7,16]	19,665	19,290
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[7,16]	22,578	22,062

38	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[7,16]	$12,131	$11,875
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[7,16]	21,279	20,925
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[7,16]	64,437	62,860
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 2061[7,16]	8,650	8,560
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.228% 2030[7,11,16]	7,048	7,048
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 0.928% 2029[7,11,16]	20,000	20,011
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.154% 2029[7,11,16]	1,066	1,066
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 1.528% 2029[7,11,16]	8,409	8,411
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[7,16]	3,060	3,080
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[7,16]	1,895	1,913
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.181% 2030[7,11,16]	18,501	18,505
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[16]	3,532	3,551
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 2025[16]	4,137	4,124
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[16]	4,350	4,421
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[16]	21,000	21,524
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 2026[16]	7,703	7,633
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[16]	7,296	7,306
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[16]	4,422	4,430
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 2027[16]	4,974	4,914
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 2027[16]	6,632	6,541
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 2027[16]	4,938	4,869
Slam, Ltd., Series 2021-1, Class A, 2.434% 2046[7,16]	8,670	8,412
Slam, Ltd., Series 2021-1, Class B, 3.422% 2046[7,16]	1,596	1,555
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[7,16]	687	688
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.321% 2030[7,11,16]	11,925	11,929
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[7,16]	18,432	17,953
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[7,16]	8,252	8,138
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[7,16]	7,718	7,575
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2033[7,16]	7,605	7,482
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[7,16]	6,037	5,913
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[7,16]	5,287	5,201
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[7,16]	7,460	7,341
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[7,16]	7,858	7,903
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[7,16]	13,879	13,346
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[7,16]	24,722	24,341
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2046[7,16]	627	612
TIF Funding II LLC, Series 2020-1A, Class A, 2.09% 2045[7,16]	7,838	7,695
TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[7,16]	9,376	8,963
TIF Funding II LLC, Series 2021-1A, Class B, 2.54% 2046[7,16]	221	215
Triton Container Finance VIII LLC, Series 2020-1, Class A, 2.11% 2045[7,16]	27,572	27,045
Triton Container Finance VIII LLC, Series 2021-1, Class A, 1.86% 2046[7,16]	18,347	17,754
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 2046[7,16]	568	554
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[7,16]	3,374	3,365
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 2026[7,16]	5,157	5,096
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 2026[7,16]	6,654	6,556
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 2026[7,16]	4,413	4,315
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[7,16]	6,549	6,514
		1,274,459

The Income Fund of America	39

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals 0.31%
California 0.01%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-A-1, 2.158% 2026	$2,170	$2,150
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-A-1, 2.332% 2027	3,010	2,976
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-B, 2.746% 2034	785	766
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-B, 3.293% 2042	1,855	1,825
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-B, 3.00% 2046	4,430	4,508
		12,225

Guam 0.00%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 2036	400	401
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 2043	525	536
		937

Illinois 0.27%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	28,045	32,285
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 2039	120	129
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	40	40
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	53,770	64,411
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	11,385	13,909
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 2025	23,140	21,802
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2026	110	125
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	100	114
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2028	800	963
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2028	650	783
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	550	660
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	300	360
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	220	251
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	200	239
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2031	350	418
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2031	100	114
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2032	350	417
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2033	200	238
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	100	113
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	140	156
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	390	434
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	70	70
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	190	195

40	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Illinois (continued)
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2031	$350	$273
G.O. Bonds, Series 2019-A, 4.00% 2023	12,000	12,331
G.O. Bonds, Series 2013-B, 4.91% 2027	3,230	3,581
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	7,244	7,474
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	155,890	173,605
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	595	623
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	3,775	4,493
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 6.725% 2035	4,500	5,398
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 2035	350	431
		346,435

New York 0.01%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 2026	4,635	4,509
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 2028	7,675	7,521
		12,030

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	28,065	29,082

Total municipals		400,709

Bonds & notes of governments & government agencies outside the U.S. 0.08%
Abu Dhabi (Emirate of) 2.50% 2025[7]	7,800	7,967
Abu Dhabi (Emirate of) 3.125% 2030[7]	7,800	8,252
Abu Dhabi (Emirate of) 1.70% 2031[7]	1,700	1,612
Abu Dhabi (Emirate of) 3.875% 2050[7]	5,350	5,958
European Investment Bank 0.75% 2026	9,910	9,511
Morocco (Kingdom of) 3.00% 2032[7]	6,000	5,556
Morocco (Kingdom of) 4.00% 2050[7]	6,000	5,164
Panama (Republic of) 3.298% 2033	7,940	7,930
Panama (Republic of) 4.50% 2063	2,065	2,093
Paraguay (Republic of) 5.00% 2026	7,700	8,378
Peru (Republic of) 2.783% 2031	5,050	4,893
Peru (Republic of) 1.862% 2032	8,550	7,532
Peru (Republic of) 2.78% 2060	12,800	10,267
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[7]	3,060	3,211
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[7]	790	863
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[7]	2,310	2,452
United Mexican States 2.659% 2031	9,162	8,641
United Mexican States 3.771% 2061	5,180	4,443
		104,723

Federal agency bonds & notes 0.03%
Fannie Mae 6.25% 2029[14]	32,000	41,703

Total bonds, notes & other debt instruments (cost: $27,238,565,000)		27,201,454

Short-term securities 4.88%	Shares
Money market investments 4.88%
Capital Group Central Cash Fund 0.10%[5,18]	62,903,067	6,290,306

Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 0.10%[5,18,19]	40,130	4,013
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[18,19]	1,000,000	1,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[18,19]	1,000,000	1,000

The Income Fund of America	41

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan (continued)
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[18,19]	671,741	$672
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[18,19]	300,000	300
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[18,19]	300,000	300
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[18,19]	300,000	300
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[18,19]	200,000	200
		7,785

Total short-term securities (cost: $6,297,703,000)		6,298,091
Total investment securities 100.24% (cost: $95,573,831,000)		129,258,560
Other assets less liabilities (0.24)%		(312,452)

Net assets 100.00%		$128,946,108

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 1/31/2022 (000)
2 Year U.S. Treasury Note Futures	Short	7,598	March 2022	$(1,646,154)	$3,812
5 Year U.S. Treasury Note Futures	Short	26,927	March 2022	(3,209,783)	25,293
10 Year Ultra U.S. Treasury Note Futures	Short	1,269	March 2022	(181,249)	664
10 Year U.S. Treasury Note Futures	Short	2,769	March 2022	(354,345)	(1,008)
20 Year U.S. Treasury Bond Futures	Long	1,228	March 2022	191,107	(2,638)
30 Year Ultra U.S. Treasury Bond Futures	Long	7,348	March 2022	1,388,313	(34,216)
					$(8,093)

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional (000)	Value at 1/31/2022 (000)	Upfront premium paid (000)	Unrealized depreciation at 1/31/2022 (000)
5.00%	Quarterly	CDX.NA.HY.37	12/20/2026	$355,892	$24,291	$29,138	$(4,847)

42	The Income Fund of America

Investments in affiliates5

	Value of affiliates at 8/1/2021 (000)	Additions (000)		Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2022 (000)	Dividend or interest income (000)
Common stocks 3.46%
Health care 0.04%
Rotech Healthcare, Inc.[1,2,4,6]	$56,490	$—		$—	$—	$2,173	$58,663	$—
Real estate 0.82%
Gaming and Leisure Properties, Inc. REIT	781,682	—		138,018	7,213	(45,976)	604,901	26,089
MGM Growth Properties LLC REIT, Class A	435,089	—		—	—	12,431	447,520	12,028
							1,052,421
Utilities 0.79%
Brookfield Infrastructure Partners LP	846,912	90,728		—	—	75,991	1,013,631	16,753
DTE Energy Company[20]	1,092,278	122,018		177,531	9,365	8,349	—	15,149
							1,013,631
Industrials 0.26%
ManpowerGroup, Inc.	322,873	—		—	—	(37,330)	285,543	3,431
New AMI I, LLC[1,2,4]	71,111	—		—	—	(14,876)	56,235	—
							341,778
Consumer discretionary 1.01%
Darden Restaurants, Inc.	964,957	156,485		—	—	(43,870)	1,077,572	16,492
Domino’s Pizza Group PLC[1]	178,546	—		—	—	(18,027)	160,519	1,276
Puuilo OYJ[1,2]	52,058	—		—	—	(2,490)	49,568	—
Lumi Gruppen AS1,2,3,21	15,394	—		—	—	(5,084)	10,310	—
							1,297,969
Communication services 0.54%
Koninklijke KPN NV1	696,203	—		—	—	1,715	697,918	—
Total common stocks							4,462,380
Convertible stocks 0.00%
Utilities 0.00%
DTE Energy Company, convertible preferred units, 6.25% 2022[20]	46,304	—		11,009	(122)	(595)	—	1,236
Bonds, notes & other debt instruments 0.02%
Health care 0.02%
Rotech Healthcare, Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% PIK 2023[1,4,9,10,11]	17,289	1,168		—	—	—	18,457	1,220
Short-term securities 4.88%
Money market investments 4.88%
Capital Group Central Cash Fund 0.10%[18]	7,270,565	5,917,858		6,897,356	(141)	(620)	6,290,306	2,399
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 0.10%[18,19]	2,151	1,862	[22]				4,013	—	[23]
Total short-term securities							6,294,319
Total 8.36%					$16,315	$(68,209)	$10,775,156	$96,073

The Income Fund of America	43

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $19,741,650,000, which represented 15.31% of the net assets of the fund. This amount includes $16,844,994,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $53,227,000, which represented .04% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[4]	Value determined using significant unobservable inputs.
[5]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,028,528,000, which represented 8.55% of the net assets of the fund.
[8]	Amount less than one thousand.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[10]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $328,598,000, which represented .25% of the net assets of the fund.
[11]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[12]	Step bond; coupon rate may change at a later date.
[13]	Scheduled interest and/or principal payment was not received.
[14]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $64,035,000, which represented .05% of the net assets of the fund.
[15]	Index-linked bond whose principal amount moves with a government price index.
[16]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[17]	Purchased on a TBA basis.
[18]	Rate represents the seven-day yield at 1/31/2022.
[19]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[20]	Affiliated issuer during the reporting period but no longer an affiliate at 1/31/2022. Refer to the investment portfolio for the security value at 1/31/2022.
[21]	This security changed its name during the reporting period.
[22]	Represents net activity. Refer to Note 5 for more information on securities lending.
[23]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.	11/26/2014	$19,660	$58,663	.04%
Ascent Resources - Utica LLC, Class A	4/25/2016-11/15/2016	56,848	9,919	.01
Total private placement securities		$76,508	$68,582	.05%

Key to abbreviations and symbol

ADR = American Depositary Receipts

Auth. = Authority

CAD = Canadian dollars

CDI = CREST Depository Interest

CLO = Collateralized Loan Obligations

CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company

G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.

LIBOR = London Interbank Offered Rate

Ref. = Refunding

Rev. = Revenue

SDR = Swedish Depositary Receipts

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

44	The Income Fund of America

Financial statements

Statement of assets and liabilities	unaudited
at January 31, 2022	(dollars in thousands)

Assets:
Investment securities, at value (includes $53,227 of investment securities on loan):
Unaffiliated issuers (cost: $85,694,774)	$118,483,404
Affiliated issuers (cost: $9,879,057)	10,775,156	$129,258,560
Cash		9,172
Cash denominated in currencies other than U.S. dollars (cost: $15,957)		15,962
Unrealized appreciation on unfunded commitments		19
Receivables for:
Sales of investments	3,185,937
Sales of fund’s shares	79,712
Dividends and interest	421,029
Securities lending income	1
Variation margin on centrally cleared swap contracts	711
Other	287	3,687,677
		132,971,390
Liabilities:
Collateral for securities on loan		7,785
Payables for:
Purchases of investments	3,889,077
Repurchases of fund’s shares	66,992
Investment advisory services	19,835
Services provided by related parties	26,580
Trustees’ deferred compensation	6,827
Variation margin on futures contracts	5,824
Other	2,362	4,017,497
Net assets at January 31, 2022		$128,946,108

Net assets consist of:
Capital paid in on shares of beneficial interest		$92,717,154
Total distributable earnings		36,228,954
Net assets at January 31, 2022		$128,946,108

See notes to financial statements.

The Income Fund of America	45

Financial statements (continued)

Statement of assets and liabilities	unaudited
at January 31, 2022 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (5,059,119 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$83,717,389	3,282,694		$25.50
Class C	2,625,536	104,557		25.11
Class T	11	—	*	25.51
Class F-1	2,612,929	102,777		25.42
Class F-2	12,954,940	508,518		25.48
Class F-3	4,927,018	193,297		25.49
Class 529-A	1,995,229	78,443		25.44
Class 529-C	82,451	3,251		25.37
Class 529-E	62,390	2,462		25.34
Class 529-T	15	1		25.51
Class 529-F-1	12	—	*	25.42
Class 529-F-2	131,381	5,151		25.51
Class 529-F-3	13	1		25.50
Class R-1	73,603	2,907		25.32
Class R-2	400,562	15,932		25.14
Class R-2E	41,076	1,616		25.42
Class R-3	801,796	31,588		25.38
Class R-4	886,124	34,822		25.45
Class R-5E	170,367	6,691		25.46
Class R-5	340,323	13,345		25.50
Class R-6	17,122,943	671,066		25.52

* Amount less than one thousand.

See notes to financial statements.

46	The Income Fund of America

Financial statements (continued)

Statement of operations	unaudited
for the six months ended January 31, 2022	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $27,842; also includes $94,853 from affiliates)	$1,677,790
Interest (includes $1,220 from affiliates)	492,766
Securities lending income (net of fees)	2,195	$2,172,751
Fees and expenses*:
Investment advisory services	133,378
Distribution services	130,236
Transfer agent services	33,818
Administrative services	19,343
Reports to shareholders	1,134
Registration statement and prospectus	640
Trustees’ compensation	563
Auditing and legal	302
Custodian	1,462
Other	767	321,643
Net investment income		1,851,108

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	1,365,448
Affiliated issuers	16,315
Futures contracts	(23,117)
Swap contracts	(939)
Currency transactions	(2,063)	1,355,644
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	1,723,444
Affiliated issuers	(68,209)
Futures contracts	35,522
Swap contracts	(4,671)
Currency translations	(1,419)	1,684,667
Net realized gain and unrealized appreciation		3,040,311

Net increase in net assets resulting from operations		$4,891,419

* Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

The Income Fund of America	47

Financial statements (continued)

Statements of changes in net assets

(dollars in thousands)

	Six months ended January 31, 2022*	Year ended July 31, 2021
Operations:
Net investment income	$1,851,108	$3,719,135
Net realized gain	1,355,644	6,385,448
Net unrealized appreciation	1,684,667	13,419,224
Net increase in net assets resulting from operations	4,891,419	23,523,807

Distributions paid to shareholders	(6,811,822)	(3,728,342)

Net capital share transactions	4,350,520	(1,775,759)

Total increase in net assets	2,430,117	18,019,706

Net assets:
Beginning of period	126,515,991	108,496,285
End of period	$128,946,108	$126,515,991

* Unaudited.

See notes to financial statements.

48	The Income Fund of America

Notes to financial statements	unaudited

1. Organization

The Income Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

The Income Fund of America	49

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

50	The Income Fund of America

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of January 31, 2022 (dollars in thousands):

The Income Fund of America	51

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$14,619,160	$3,783,896	$11,813		$18,414,869
Consumer staples	12,080,590	1,405,683	—		13,486,273
Information technology	7,487,196	2,886,946	—		10,374,142
Health care	7,188,513	2,736,882	58,663		9,984,058
Real estate	7,705,121	231,141	—		7,936,262
Utilities	5,013,273	1,844,979	—		6,858,252
Industrials	5,063,346	1,711,098	56,235		6,830,679
Energy	5,990,763	753,053	10,074		6,753,890
Consumer discretionary	4,478,727	840,149	—		5,318,876
Materials	2,375,601	1,784,181	—		4,159,782
Communication services	2,374,708	1,267,058	—		3,641,766
Preferred securities	189,991	250,246	2,293		442,530
Rights & warrants	—	2,489	—	*	2,489
Convertible stocks	1,554,569	—	—		1,554,569
Convertible bonds & notes	—	—	578		578
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	—	19,077,138	90,237		19,167,375
U.S. Treasury bonds & notes	—	3,293,527	—		3,293,527
Mortgage-backed obligations	—	2,899,468	19,490		2,918,958
Asset-backed obligations	—	1,264,112	10,347		1,274,459
Municipals	—	400,709	—		400,709
Bonds & notes of governments & government agencies outside the U.S.	—	104,723	—		104,723
Federal agency bonds & notes	—	41,703	—		41,703
Short-term securities	6,298,091	—	—		6,298,091
Total	$82,419,649	$46,579,181	$259,730		$129,258,560

	Other investments†
	Level 1	Level 2	Level 3		Total
Assets:
Unrealized appreciation on futures contracts	$29,769	$—	$—		$29,769
Liabilities:
Unrealized depreciation on futures contracts	(37,862)	—	—		(37,862)
Unrealized depreciation on credit default swaps	—	(4,847)	—		(4,847)
Total	$(8,093)	$(4,847)	$—		$(12,940)

*	Amount less than one thousand.
†	Futures contracts and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline –sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

52	The Income Fund of America

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The Income Fund of America	53

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of January 31, 2022, the total value of securities on loan was $53,227,000, and the total value of collateral received was $55,198,000. Collateral received includes cash of $7,785,000 and U.S. government securities of $47,413,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of January 31, 2022, the fund’s maximum exposure of unfunded bond commitments was $7,429,000, which would represent less than .01% of the net assets of the fund should such commitments become due. Unrealized appreciation of $19,000 is disclosed as unrealized appreciation on unfunded commitments in the fund’s statement of assets and liabilities and is included in net unrealized appreciation on investments in unaffiliated issuers in the fund’s statement of operations.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by

54	The Income Fund of America

the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $8,371,384,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $188,165,000.

The Income Fund of America	55

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and credit default swaps as of, or for the six months ended, January 31, 2022 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$29,769	Unrealized depreciation*	$37,862
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	4,847
			$29,769		$42,709

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(23,117)	Net unrealized appreciation on futures contracts	$35,522
Swap	Credit	Net realized loss on swap contracts	(939)	Net unrealized depreciation on swap contracts	(4,671)
			$(24,056)		$30,851

*	Includes cumulative appreciation/depreciation on futures contracts and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts and credit default swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended January 31, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term

56	The Income Fund of America

capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of July 31, 2021, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$1,324,621
Undistributed long-term capital gains	4,784,697

As of January 31, 2022, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$34,885,284
Gross unrealized depreciation on investments	(1,026,830)
Net unrealized appreciation on investments	33,858,454
Cost of investments	95,358,028

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended January 31, 2022						Year ended July 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$1,300,186		$3,111,969		$4,412,155		$2,398,270		$—	$2,398,270
Class C	32,421		100,545		132,966		68,994		—	68,994
Class T	—	*	—	*	—	*	—	*	—	—	*
Class F-1	40,384		98,385		138,769		101,249		—	101,249
Class F-2	210,094		476,920		687,014		367,247		—	367,247
Class F-3	82,604		181,655		264,259		144,018		—	144,018
Class 529-A	30,634		74,403		105,037		57,547		—	57,547
Class 529-C	999		3,189		4,188		2,259		—	2,259
Class 529-E	905		2,378		3,283		1,762		—	1,762
Class 529-T	—	*	1		1		—	*	—	—	*
Class 529-F-1	—	*	—	*	—	*	742		—	742
Class 529-F-2	2,104		4,783		6,887		2,790		—	2,790
Class 529-F-3	—	*	—	*	—	*	—	*	—	—	*
Class R-1	875		2,762		3,637		1,908		—	1,908
Class R-2	4,851		15,271		20,122		9,585		—	9,585
Class R-2E	531		1,506		2,037		992		—	992
Class R-3	11,332		30,261		41,593		22,819		—	22,819
Class R-4	13,853		33,177		47,030		29,229		—	29,229
Class R-5E	2,697		6,162		8,859		2,903		—	2,903
Class R-5	5,749		12,596		18,345		13,204		—	13,204
Class R-6	285,529		630,111		915,640		502,824		—	502,824
Total	$2,025,748		$4,786,074		$6,811,822		$3,728,342		$—	$3,728,342

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.121% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily,

The Income Fund of America	57

based on a rate of 2.25% of the fund’s monthly gross income. For the six months ended January 31, 2022, the investment advisory services fees were $133,378,000, which were equivalent to an annualized rate of 0.207% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of January 31, 2022, unreimbursed expenses subject to reimbursement totaled $11,360,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

58	The Income Fund of America

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Prior to January 1, 2022, the quarterly fee was based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2022, the quarterly fee was amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended January 31, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$104,994	$22,315		$12,599		Not applicable
Class C	13,686	732		411		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	3,338	1,641		401		Not applicable
Class F-2	Not applicable	6,608		1,912		Not applicable
Class F-3	Not applicable	15		730		Not applicable
Class 529-A	2,382	483		301		$584
Class 529-C	443	22		13		26
Class 529-E	159	7		10		19
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	24		19		37
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	376	30		11		Not applicable
Class R-2	1,538	669		61		Not applicable
Class R-2E	122	40		6		Not applicable
Class R-3	2,052	568		123		Not applicable
Class R-4	1,146	427		137		Not applicable
Class R-5E	Not applicable	117		25		Not applicable
Class R-5	Not applicable	71		53		Not applicable
Class R-6	Not applicable	49		2,531		Not applicable
Total class-specific expenses	$130,236	$33,818		$19,343		$666

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $563,000 in the fund’s statement of operations reflects $356,000 in current fees (either paid in cash or deferred) and a net increase of $207,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

The Income Fund of America	59

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended January 31, 2022, the fund engaged in such purchase and sale transactions with related funds in the amounts of $664,383,000 and $798,362,000, respectively, which generated $25,238,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended January 31, 2022.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended January 31, 2022

Class A	$2,308,505	89,107	$4,319,870	171,356		$(4,400,842)	(170,364)	$2,227,533	90,099
Class C	143,517	5,621	131,701	5,306		(412,722)	(16,136)	(137,504)	(5,209)
Class T	—	—	—	—		—	—	—	—
Class F-1	41,110	1,592	136,808	5,444		(208,173)	(8,083)	(30,255)	(1,047)
Class F-2	1,259,519	48,677	662,220	26,305		(1,074,932)	(41,661)	846,807	33,321
Class F-3	470,531	18,156	262,781	10,433		(449,049)	(17,373)	284,263	11,216
Class 529-A	92,514	3,579	105,019	4,178		(159,860)	(6,183)	37,673	1,574
Class 529-C	8,001	311	4,187	167		(22,605)	(874)	(10,417)	(396)
Class 529-E	3,229	125	3,282	131		(7,287)	(284)	(776)	(28)
Class 529-T	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-1	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-2	13,798	533	6,891	274		(12,342)	(475)	8,347	332
Class 529-F-3	—	—	1	1		—	—	1	1
Class R-1	4,070	159	3,637	145		(8,919)	(347)	(1,212)	(43)
Class R-2	32,771	1,281	20,110	809		(54,906)	(2,151)	(2,025)	(61)
Class R-2E	3,754	145	2,037	81		(3,450)	(134)	2,341	92
Class R-3	57,792	2,242	41,492	1,654		(109,611)	(4,248)	(10,327)	(352)
Class R-4	79,287	3,070	47,020	1,869		(167,612)	(6,458)	(41,305)	(1,519)
Class R-5E	11,369	441	8,859	352		(9,558)	(369)	10,670	424
Class R-5	14,170	547	18,308	726		(93,619)	(3,575)	(61,141)	(2,302)
Class R-6	886,060	34,203	914,494	36,265		(572,709)	(22,033)	1,227,845	48,435
Total net increase (decrease)	$5,429,997	209,789	$6,688,719	265,496		$(7,768,196)	(300,748)	$4,350,520	174,537

See end of table for footnotes.

60	The Income Fund of America

	Sales[1]			Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended July 31, 2021

Class A	$5,133,798	210,803		$2,336,072		97,697		$(8,717,513)	(365,595)	$(1,247,643)	(57,095)
Class C	264,960	11,082		68,093		2,900		(920,337)	(38,970)	(587,284)	(24,988)
Class T	—	—		—		—		—	—	—	—
Class F-1	108,121	4,552		96,738		4,077		(1,451,787)	(59,069)	(1,246,928)	(50,440)
Class F-2	2,526,159	104,634		351,319		14,692		(2,315,490)	(96,741)	561,988	22,585
Class F-3	973,783	40,450		142,997		5,972		(784,705)	(32,622)	332,075	13,800
Class 529-A	180,965	7,532		57,499		2,411		(304,218)	(12,812)	(65,754)	(2,869)
Class 529-C	16,650	697		2,258		95		(44,208)	(1,857)	(25,300)	(1,065)
Class 529-E	6,448	273		1,760		74		(13,560)	(578)	(5,352)	(231)
Class 529-T	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	4,578	208		740		33		(97,584)	(4,563)	(92,266)	(4,322)
Class 529-F-2[3]	115,487	5,244		2,790		114		(13,205)	(539)	105,072	4,819
Class 529-F-3[3]	10	—	[2]	—	[2]	—	[2]	—	—	10	— [2]
Class R-1	9,430	392		1,908		81		(29,625)	(1,237)	(18,287)	(764)
Class R-2	66,875	2,819		9,575		407		(119,391)	(5,076)	(42,941)	(1,850)
Class R-2E	9,138	386		992		41		(12,380)	(517)	(2,250)	(90)
Class R-3	113,588	4,749		22,753		957		(240,702)	(10,118)	(104,361)	(4,412)
Class R-4	122,369	5,098		29,193		1,227		(296,289)	(12,336)	(144,727)	(6,011)
Class R-5E	124,622	5,056		2,903		118		(18,888)	(781)	108,637	4,393
Class R-5	43,937	1,828		13,173		551		(88,255)	(3,676)	(31,145)	(1,297)
Class R-6	2,558,202	106,342		502,463		20,972		(2,329,968)	(95,023)	730,697	32,291
Total net increase (decrease)	$12,379,120	512,145		$3,643,226		152,419		$(17,798,105)	(742,110)	$(1,775,759)	(77,546)

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $37,545,629,000 and $39,233,865,000, respectively, during the six months ended January 31, 2022.

The Income Fund of America	61

Financial highlights

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
1/31/2022[5,6]	$25.92	$.37	$.60	$.97	$(.41)	$(.98)	$(1.39)	$25.50	3.85%[7]		$83,717		.55%[8]		.55%[8]		2.82%[8]
7/31/2021	21.88	.75	4.04	4.79	(.75)	—	(.75)	25.92	22.23		82,740		.56		.56		3.11
7/31/2020	22.56	.73	(.17)	.56	(.74)	(.50)	(1.24)	21.88	2.59		71,103		.57		.57		3.32
7/31/2019	23.28	.72	.13	.85	(.69)	(.88)	(1.57)	22.56	4.22		73,594		.56		.56		3.23
7/31/2018	22.87	.73	.84	1.57	(.66)	(.50)	(1.16)	23.28	6.98		75,284		.55		.55		3.16
7/31/2017	21.70	.74	1.10	1.84	(.67)	—	(.67)	22.87	8.65		76,148		.56		.56		3.37
Class C:
1/31/2022[5,6]	25.54	.27	.59	.86	(.31)	(.98)	(1.29)	25.11	3.47	[7]	2,626		1.30	[8]	1.30	[8]	2.08	[8]
7/31/2021	21.57	.56	3.98	4.54	(.57)	—	(.57)	25.54	21.31		2,803		1.31		1.31		2.37
7/31/2020	22.25	.56	(.16)	.40	(.58)	(.50)	(1.08)	21.57	1.82		2,906		1.32		1.32		2.58
7/31/2019	22.98	.54	.13	.67	(.52)	(.88)	(1.40)	22.25	3.41		4,279		1.34		1.34		2.45
7/31/2018	22.59	.54	.82	1.36	(.47)	(.50)	(.97)	22.98	6.11		4,917		1.34		1.34		2.36
7/31/2017	21.44	.56	1.09	1.65	(.50)	—	(.50)	22.59	7.79		5,569		1.35		1.35		2.56
Class T:
1/31/2022[5,6]	25.92	.40	.61	1.01	(.44)	(.98)	(1.42)	25.51	4.01	[7,9]	—	[10]	.31	[8,9]	.31	[8,9]	3.06	[8,9]
7/31/2021	21.88	.81	4.04	4.85	(.81)	—	(.81)	25.92	22.52	[9]	—	[10]	.32	[9]	.32	[9]	3.35	[9]
7/31/2020	22.57	.78	(.17)	.61	(.80)	(.50)	(1.30)	21.88	2.81	[9]	—	[10]	.33	[9]	.33	[9]	3.55	[9]
7/31/2019	23.29	.77	.13	.90	(.74)	(.88)	(1.62)	22.57	4.44	[9]	—	[10]	.35	[9]	.35	[9]	3.43	[9]
7/31/2018	22.88	.78	.84	1.62	(.71)	(.50)	(1.21)	23.29	7.19	[9]	—	[10]	.34	[9]	.34	[9]	3.36	[9]
7/31/2017[5,11]	22.27	.29	.50	.79	(.18)	—	(.18)	22.88	3.54	[7,9]	—	[10]	.11	[7,9]	.11	[7,9]	1.26	[7,9]
Class F-1:
1/31/2022[5,6]	25.84	.36	.60	.96	(.40)	(.98)	(1.38)	25.42	3.82	[7]	2,613		.62	[8]	.62	[8]	2.76	[8]
7/31/2021	21.82	.73	4.03	4.76	(.74)	—	(.74)	25.84	22.12		2,683		.63		.63		3.06
7/31/2020	22.50	.72	(.17)	.55	(.73)	(.50)	(1.23)	21.82	2.53		3,365		.63		.63		3.27
7/31/2019	23.22	.70	.13	.83	(.67)	(.88)	(1.55)	22.50	4.15		4,022		.65		.65		3.14
7/31/2018	22.82	.71	.83	1.54	(.64)	(.50)	(1.14)	23.22	6.84		4,243		.64		.64		3.07
7/31/2017	21.65	.72	1.10	1.82	(.65)	—	(.65)	22.82	8.57		4,610		.65		.65		3.28

Class F-2:
1/31/2022[5,6]	25.89	.39	.62	1.01	(.44)	(.98)	(1.42)	25.48	4.00	[7]	12,955		.35	[8]	.35	[8]	3.02	[8]
7/31/2021	21.86	.80	4.03	4.83	(.80)	—	(.80)	25.89	22.46		12,303		.36		.36		3.31
7/31/2020	22.54	.77	(.16)	.61	(.79)	(.50)	(1.29)	21.86	2.81		9,894		.37		.37		3.52
7/31/2019	23.27	.76	.12	.88	(.73)	(.88)	(1.61)	22.54	4.36		9,425		.39		.39		3.40
7/31/2018	22.86	.77	.84	1.61	(.70)	(.50)	(1.20)	23.27	7.16		8,675		.38		.38		3.33
7/31/2017	21.69	.78	1.10	1.88	(.71)	—	(.71)	22.86	8.84		7,081		.39		.39		3.54
Class F-3:
1/31/2022[5,6]	25.90	.41	.61	1.02	(.45)	(.98)	(1.43)	25.49	4.05	[7]	4,927		.24	[8]	.24	[8]	3.12	[8]
7/31/2021	21.87	.82	4.04	4.86	(.83)	—	(.83)	25.90	22.57		4,717		.26		.26		3.42
7/31/2020	22.56	.80	(.18)	.62	(.81)	(.50)	(1.31)	21.87	2.88		3,680		.26		.26		3.63
7/31/2019	23.28	.78	.13	.91	(.75)	(.88)	(1.63)	22.56	4.52		3,343		.28		.28		3.50
7/31/2018	22.87	.79	.84	1.63	(.72)	(.50)	(1.22)	23.28	7.27		2,747		.28		.28		3.43
7/31/2017[5,12]	22.07	.49	.67	1.16	(.36)	—	(.36)	22.87	5.30	[7]	1,763		.30	[8]	.30	[8]	4.33	[8]

Class 529-A:
1/31/2022[5,6]	25.85	.36	.61	.97	(.40)	(.98)	(1.38)	25.44	3.88	[7]	1,995		.59	[8]	.59	[8]	2.78	[8]
7/31/2021	21.83	.74	4.02	4.76	(.74)	—	(.74)	25.85	22.14		1,987		.60		.60		3.07
7/31/2020	22.51	.72	(.17)	.55	(.73)	(.50)	(1.23)	21.83	2.55		1,740		.62		.62		3.27
7/31/2019	23.23	.70	.13	.83	(.67)	(.88)	(1.55)	22.51	4.15		1,704		.64		.64		3.15
7/31/2018	22.83	.71	.83	1.54	(.64)	(.50)	(1.14)	23.23	6.87		1,733		.63		.63		3.08
7/31/2017	21.66	.72	1.10	1.82	(.65)	—	(.65)	22.83	8.58		1,606		.64		.64		3.30

See end of table for footnotes.

62	The Income Fund of America

Financial highlights (continued)

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
1/31/2022[5,6]	$25.78	$.26	$.61	$.87	$(.30)	$(.98)	$(1.28)	$25.37	3.47%[7]		$83		1.35%[8]		1.35%[8]		2.03%[8]
7/31/2021	21.76	.56	4.02	4.58	(.56)	—	(.56)	25.78	21.26		94		1.33		1.33		2.34
7/31/2020	22.43	.56	(.16)	.40	(.57)	(.50)	(1.07)	21.76	1.79		103		1.36		1.36		2.56
7/31/2019	23.15	.53	.13	.66	(.50)	(.88)	(1.38)	22.43	3.37		271		1.38		1.38		2.41
7/31/2018	22.73	.53	.83	1.36	(.44)	(.50)	(.94)	23.15	6.06		322		1.39		1.39		2.30
7/31/2017	21.57	.55	1.09	1.64	(.48)	—	(.48)	22.73	7.74		464		1.41		1.41		2.52
Class 529-E:
1/31/2022[5,6]	25.76	.33	.60	.93	(.37)	(.98)	(1.35)	25.34	3.73	[7]	62		.82	[8]	.82	[8]	2.55	[8]
7/31/2021	21.75	.68	4.02	4.70	(.69)	—	(.69)	25.76	21.90		64		.83		.83		2.84
7/31/2020	22.43	.67	(.17)	.50	(.68)	(.50)	(1.18)	21.75	2.31		59		.84		.84		3.05
7/31/2019	23.16	.65	.12	.77	(.62)	(.88)	(1.50)	22.43	3.87		64		.86		.86		2.92
7/31/2018	22.76	.66	.83	1.49	(.59)	(.50)	(1.09)	23.16	6.63		69		.86		.86		2.84
7/31/2017	21.60	.67	1.09	1.76	(.60)	—	(.60)	22.76	8.30		70		.87		.87		3.06
Class 529-T:
1/31/2022[5,6]	25.92	.40	.61	1.01	(.44)	(.98)	(1.42)	25.51	4.00	[7,9]	—	[10]	.34	[8,9]	.34	[8,9]	3.03	[8,9]
7/31/2021	21.88	.80	4.04	4.84	(.80)	—	(.80)	25.92	22.47	[9]	—	[10]	.36	[9]	.36	[9]	3.31	[9]
7/31/2020	22.57	.77	(.17)	.60	(.79)	(.50)	(1.29)	21.88	2.75	[9]	—	[10]	.39	[9]	.39	[9]	3.50	[9]
7/31/2019	23.29	.75	.13	.88	(.72)	(.88)	(1.60)	22.57	4.38	[9]	—	[10]	.41	[9]	.41	[9]	3.37	[9]
7/31/2018	22.88	.76	.84	1.60	(.69)	(.50)	(1.19)	23.29	7.12	[9]	—	[10]	.41	[9]	.41	[9]	3.30	[9]
7/31/2017[5,11]	22.27	.28	.50	.78	(.17)	—	(.17)	22.88	3.52	[7,9]	—	[10]	.13	[7,9]	.13	[7,9]	1.24	[7,9]
Class 529-F-1:
1/31/2022[5,6]	25.84	.38	.60	.98	(.42)	(.98)	(1.40)	25.42	3.92	[7,9]	—	[10]	.43	[8,9]	.43	[8,9]	2.94	[8,9]
7/31/2021	21.82	.78	4.03	4.81	(.79)	—	(.79)	25.84	22.40	[9]	—	[10]	.37	[9]	.37	[9]	3.55	[9]
7/31/2020	22.50	.77	(.16)	.61	(.79)	(.50)	(1.29)	21.82	2.80		94		.38		.38		3.52
7/31/2019	23.23	.75	.13	.88	(.73)	(.88)	(1.61)	22.50	4.36		92		.40		.40		3.39
7/31/2018	22.83	.77	.82	1.59	(.69)	(.50)	(1.19)	23.23	7.10		81		.40		.40		3.32
7/31/2017	21.66	.78	1.09	1.87	(.70)	—	(.70)	22.83	8.83		71		.41		.41		3.53
Class 529-F-2:
1/31/2022[5,6]	25.92	.40	.61	1.01	(.44)	(.98)	(1.42)	25.51	4.00	[7]	131		.34	[8]	.34	[8]	3.03	[8]
7/31/2021[5,13]	21.40	.60	4.54	5.14	(.62)	—	(.62)	25.92	24.24	[7]	125		.36	[8]	.36	[8]	3.24	[8]

Class 529-F-3:
1/31/2022[5,6]	25.92	.40	.60	1.00	(.44)	(.98)	(1.42)	25.50	3.98	[7]	—	[10]	.30	[8]	.30	[8]	3.07	[8]
7/31/2021[5,13]	21.40	.60	4.55	5.15	(.63)	—	(.63)	25.92	24.28	[7]	—	[10]	.38	[8]	.32	[8]	3.28	[8]
Class R-1:
1/31/2022[5,6]	25.73	.27	.61	.88	(.31)	(.98)	(1.29)	25.32	3.50	[7]	74		1.32	[8]	1.32	[8]	2.05	[8]
7/31/2021	21.73	.56	4.01	4.57	(.57)	—	(.57)	25.73	21.26		76		1.34		1.34		2.34
7/31/2020	22.41	.56	(.17)	.39	(.57)	(.50)	(1.07)	21.73	1.75		81		1.36		1.36		2.54
7/31/2019	23.13	.53	.14	.67	(.51)	(.88)	(1.39)	22.41	3.38		99		1.37		1.37		2.41
7/31/2018	22.73	.54	.83	1.37	(.47)	(.50)	(.97)	23.13	6.09		116		1.37		1.37		2.33
7/31/2017	21.57	.55	1.10	1.65	(.49)	—	(.49)	22.73	7.76		124		1.39		1.39		2.53

See end of table for footnotes.

The Income Fund of America	63

Financial highlights (continued)

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
1/31/2022[5,6]	$25.57	$.27	$.59	$.86	$(.31)	$(.98)	$(1.29)	$25.14	3.45%[7]		$401	1.32%[8]		1.32%[8]		2.06%[8]
7/31/2021	21.60	.55	3.99	4.54	(.57)	—	(.57)	25.57	21.26		409	1.35		1.35		2.33
7/31/2020	22.28	.55	(.16)	.39	(.57)	(.50)	(1.07)	21.60	1.76		385	1.37		1.37		2.52
7/31/2019	23.01	.53	.13	.66	(.51)	(.88)	(1.39)	22.28	3.37		439	1.38		1.38		2.41
7/31/2018	22.62	.54	.82	1.36	(.47)	(.50)	(.97)	23.01	6.09		488	1.37		1.37		2.34
7/31/2017	21.47	.55	1.09	1.64	(.49)	—	(.49)	22.62	7.77		533	1.40		1.40		2.52
Class R-2E:
1/31/2022[5,6]	25.83	.30	.62	.92	(.35)	(.98)	(1.33)	25.42	3.64	[7]	41	1.04	[8]	1.04	[8]	2.33	[8]
7/31/2021	21.81	.63	4.02	4.65	(.63)	—	(.63)	25.83	21.62		39	1.06		1.06		2.62
7/31/2020	22.49	.62	(.17)	.45	(.63)	(.50)	(1.13)	21.81	2.06		35	1.07		1.07		2.82
7/31/2019	23.22	.60	.13	.73	(.58)	(.88)	(1.46)	22.49	3.66		36	1.08		1.08		2.71
7/31/2018	22.82	.61	.83	1.44	(.54)	(.50)	(1.04)	23.22	6.40		28	1.08		1.08		2.63
7/31/2017	21.66	.65	1.08	1.73	(.57)	—	(.57)	22.82	8.11		22	1.09		1.09		2.95
Class R-3:
1/31/2022[5,6]	25.80	.32	.61	.93	(.37)	(.98)	(1.35)	25.38	3.68	[7]	802	.88	[8]	.88	[8]	2.49	[8]
7/31/2021	21.79	.66	4.02	4.68	(.67)	—	(.67)	25.80	21.78		824	.90		.90		2.78
7/31/2020	22.46	.65	(.15)	.50	(.67)	(.50)	(1.17)	21.79	2.27		792	.92		.92		2.97
7/31/2019	23.19	.63	.13	.76	(.61)	(.88)	(1.49)	22.46	3.80		954	.93		.93		2.86
7/31/2018	22.78	.64	.84	1.48	(.57)	(.50)	(1.07)	23.19	6.60		1,057	.92		.92		2.78
7/31/2017	21.62	.65	1.10	1.75	(.59)	—	(.59)	22.78	8.23		1,183	.95		.95		2.97
Class R-4:
1/31/2022[5,6]	25.86	.36	.61	.97	(.40)	(.98)	(1.38)	25.45	3.87	[7]	886	.59	[8]	.59	[8]	2.79	[8]
7/31/2021	21.84	.74	4.02	4.76	(.74)	—	(.74)	25.86	22.13		940	.60		.60		3.07
7/31/2020	22.52	.72	(.16)	.56	(.74)	(.50)	(1.24)	21.84	2.55		925	.61		.61		3.28
7/31/2019	23.24	.70	.13	.83	(.67)	(.88)	(1.55)	22.52	4.15		1,018	.63		.63		3.16
7/31/2018	22.83	.71	.84	1.55	(.64)	(.50)	(1.14)	23.24	6.90		1,154	.63		.63		3.07
7/31/2017	21.67	.73	1.09	1.82	(.66)	—	(.66)	22.83	8.54		1,365	.64		.64		3.31
Class R-5E:
1/31/2022[5,6]	25.87	.39	.61	1.00	(.43)	(.98)	(1.41)	25.46	3.94	[7]	170	.38	[8]	.38	[8]	2.98	[8]
7/31/2021	21.85	.80	4.02	4.82	(.80)	—	(.80)	25.87	22.45		162	.39		.39		3.25
7/31/2020	22.54	.75	(.16)	.59	(.78)	(.50)	(1.28)	21.85	2.73		41	.41		.41		3.45
7/31/2019	23.26	.74	.14	.88	(.72)	(.88)	(1.60)	22.54	4.38		21	.42		.42		3.34
7/31/2018	22.85	.78	.82	1.60	(.69)	(.50)	(1.19)	23.26	7.14		6	.41		.41		3.38
7/31/2017	21.69	.90	.95	1.85	(.69)	—	(.69)	22.85	8.72		1	.44		.44		4.04
Class R-5:
1/31/2022[5,6]	25.92	.41	.59	1.00	(.44)	(.98)	(1.42)	25.50	3.98	[7]	340	.28	[8]	.28	[8]	3.09	[8]
7/31/2021	21.88	.81	4.04	4.85	(.81)	—	(.81)	25.92	22.55		406	.30		.30		3.38
7/31/2020	22.56	.79	(.17)	.62	(.80)	(.50)	(1.30)	21.88	2.87		371	.31		.31		3.56
7/31/2019	23.28	.77	.13	.90	(.74)	(.88)	(1.62)	22.56	4.47		445	.32		.32		3.46
7/31/2018	22.87	.78	.84	1.62	(.71)	(.50)	(1.21)	23.28	7.21		449	.33		.33		3.38
7/31/2017	21.70	.78	1.11	1.89	(.72)	—	(.72)	22.87	8.89		429	.34		.34		3.53
Class R-6:
1/31/2022[5,6]	25.93	.41	.61	1.02	(.45)	(.98)	(1.43)	25.52	4.05	[7]	17,123	.24	[8]	.24	[8]	3.12	[8]
7/31/2021	21.89	.82	4.05	4.87	(.83)	—	(.83)	25.93	22.59		16,144	.25		.25		3.42
7/31/2020	22.58	.79	(.17)	.62	(.81)	(.50)	(1.31)	21.89	2.88		12,922	.26		.26		3.61
7/31/2019	23.30	.78	.13	.91	(.75)	(.88)	(1.63)	22.58	4.52		10,202	.28		.28		3.51
7/31/2018	22.88	.80	.84	1.64	(.72)	(.50)	(1.22)	23.30	7.31		8,478	.28		.28		3.44
7/31/2017	21.71	.81	1.09	1.90	(.73)	—	(.73)	22.88	8.95		6,464	.28		.28		3.68

See end of table for footnotes.

64	The Income Fund of America

Financial highlights (continued)

	Six months ended January 31,	Year ended July 31,
Portfolio turnover rate for all share classes[14,15]	2022[5,6,7]	2021	2020	2019	2018	2017
Excluding mortgage dollar roll transactions	16%	44%	58%	48%	53%	34%
Including mortgage dollar roll transactions	34%	133%	117%	67%	70%	42%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Refer to Note 5 for more information on mortgage dollar rolls.
[15]	Rates do not include the portfolio activity of Capital Group Central Cash Fund.

See notes to financial statements.

The Income Fund of America	65

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (August 1, 2021, through January 31, 2022).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

66	The Income Fund of America

Expense example (continued)

	Beginning account value 8/1/2021	Ending account value 1/31/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,038.49	$2.83	.55%
Class A – assumed 5% return	1,000.00	1,022.43	2.80	.55
Class C – actual return	1,000.00	1,034.71	6.67	1.30
Class C – assumed 5% return	1,000.00	1,018.65	6.61	1.30
Class T – actual return	1,000.00	1,040.14	1.59	.31
Class T – assumed 5% return	1,000.00	1,023.64	1.58	.31
Class F-1 – actual return	1,000.00	1,038.20	3.19	.62
Class F-1 – assumed 5% return	1,000.00	1,022.08	3.16	.62
Class F-2 – actual return	1,000.00	1,039.99	1.80	.35
Class F-2 – assumed 5% return	1,000.00	1,023.44	1.79	.35
Class F-3 – actual return	1,000.00	1,040.50	1.23	.24
Class F-3 – assumed 5% return	1,000.00	1,024.00	1.22	.24
Class 529-A – actual return	1,000.00	1,038.77	3.03	.59
Class 529-A – assumed 5% return	1,000.00	1,022.23	3.01	.59
Class 529-C – actual return	1,000.00	1,034.72	6.92	1.35
Class 529-C – assumed 5% return	1,000.00	1,018.40	6.87	1.35
Class 529-E – actual return	1,000.00	1,037.27	4.21	.82
Class 529-E – assumed 5% return	1,000.00	1,021.07	4.18	.82
Class 529-T – actual return	1,000.00	1,039.97	1.75	.34
Class 529-T – assumed 5% return	1,000.00	1,023.49	1.73	.34
Class 529-F-1 – actual return	1,000.00	1,039.20	2.21	.43
Class 529-F-1 – assumed 5% return	1,000.00	1,023.04	2.19	.43
Class 529-F-2 – actual return	1,000.00	1,039.97	1.75	.34
Class 529-F-2 – assumed 5% return	1,000.00	1,023.49	1.73	.34
Class 529-F-3 – actual return	1,000.00	1,039.76	1.54	.30
Class 529-F-3 – assumed 5% return	1,000.00	1,023.69	1.53	.30
Class R-1 – actual return	1,000.00	1,035.03	6.77	1.32
Class R-1 – assumed 5% return	1,000.00	1,018.55	6.72	1.32
Class R-2 – actual return	1,000.00	1,034.51	6.77	1.32
Class R-2 – assumed 5% return	1,000.00	1,018.55	6.72	1.32
Class R-2E – actual return	1,000.00	1,036.42	5.34	1.04
Class R-2E – assumed 5% return	1,000.00	1,019.96	5.30	1.04
Class R-3 – actual return	1,000.00	1,036.85	4.52	.88
Class R-3 – assumed 5% return	1,000.00	1,020.77	4.48	.88
Class R-4 – actual return	1,000.00	1,038.72	3.03	.59
Class R-4 – assumed 5% return	1,000.00	1,022.23	3.01	.59
Class R-5E – actual return	1,000.00	1,039.38	1.95	.38
Class R-5E – assumed 5% return	1,000.00	1,023.29	1.94	.38
Class R-5 – actual return	1,000.00	1,039.81	1.44	.28
Class R-5 – assumed 5% return	1,000.00	1,023.79	1.43	.28
Class R-6 – actual return	1,000.00	1,040.45	1.23	.24
Class R-6 – assumed 5% return	1,000.00	1,024.00	1.22	.24

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The Income Fund of America	67

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2023. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC, information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process and its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2021. They generally placed greater emphasis on performance over longer periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses were generally competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

68	The Income Fund of America

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that, since 2019, CRMC has borne the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed to the fund by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

The Income Fund of America	69

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2020, through September 30, 2021. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

70	The Income Fund of America

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The Income Fund of America	73

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The Income Fund of America	75

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

76	The Income Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

The Income Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of The Income Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor’s 500 Composite Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA

By __/s/ Donald H. Rolfe___________________
Donald H. Rolfe, Principal Executive Officer

Date: March 31, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Donald H. Rolfe_________________
Donald H. Rolfe, Principal Executive Officer

Date: March 31, 2022

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: March 31, 2022